united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 11/30/22

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)
(formerly known as Inspire International ESG ETF)

Inspire Tactical Balanced ETF (RISN)
(formerly known as Inspire Tactical Balanced ESG ETF)

Inspire Faithward Mid Cap Momentum ETF (GLRY)
(formerly known as Inspire Faithward Mid Cap Momentum ESG ETF)

Inspire Fidelis Multi Factor ETF (FDLS)

Annual Report
November 30, 2022

1-877-658-9473
www.inspireetf.com

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored and privileged to present you with the Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2022.

With a slowing economy, the highest inflation numbers in four decades and the Federal Reserve raising interest rates at an accelerated rate over the past year we have seen the much anticipated correction in the equity markets turn into a true bear market. Not all the headwinds are resolved, but we are exceedingly grateful to look back at 2022 and see the protection and provision that God gave us at Inspire, as well as our advisors and clients. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of the ETFs.

BLES – Inspire Global Hope ETF

As the global economy slowed down due to high inflation and increased interest rates, BLES participated in the market correction with negative returns over the past twelve months ended November 30, 2022. BLES has a target weight of 50% US Large Cap stocks, 40% international developed markets stocks and 10% emerging markets stocks. The US markets along with the international and emerging markets all slipped into bear market territory during the year but rallied to finish the fiscal year just outside the “correction” threshold of down -10% or more. For the twelve months ended November 30, 2022, BLES was down -8.54% on a market price basis and -8.59% on the NAV. Since inception (2-27-2017) BLES has an annualized return of 8.14% on a market price basis and 8.09 on the NAV.

ISMD – Inspire Small/Mid Cap ETF

The small cap and mid cap markets actually outperformed the large cap market for the year by being down less. Even with the small cap and mid cap markets outperforming the large cap markets they fell short of positive returns. For the twelve months ended November 30, 2022, ISMD returned -4.07% on a market price basis and -3.34% on the NAV. Since inception (2-27-2017), ISMD has an annualized return of 7.36% on a market price basis and 7.49% on the NAV.

IBD – Inspire Corporate Bond ETF

The Federal Reserve jumped off the sidelines and initiated the most aggressive interest rate increase path over the past year that we have seen in quite some time as well as trimming their balance sheet at the same time. Due to rising inflation and a slowing economy, interest rates rose dramatically during the year across the yield curve manifesting in negative total returns for IBD over the past fiscal year. We believe interest rates will continue to move upward for the next 6 months but should peak in early 2023. For the twelve months ended November 30, 2022, IBD returned -9.20% on a market price basis and -9.64% on the NAV. Since inception (7-10-2017), IBD has an annualized return of 0.36% on a market price basis and 0.31% on the NAV.

BIBL – Inspire 100 ETF

BIBL has 100 US Large Cap positions that are capitalization weighted and is designed to give advisors and investors a biblically responsible alternative to the popular market cap weighted funds that are so prevalent in the marketplace (i.e. SPY or VOO). BIBL suffered along with the correction in the US and global markets and suffered double-digit negative returns this year. For the twelve months ended November 30, 2022, BIBL was down -14.85% on a market price basis and -14.69% on the NAV. Since inception (10-30-2017) BIBL has an annualized return of 9.61% on a market price basis and 9.64% on the NAV.

WWJD – Inspire International ETF

WWJD reached its 3rd anniversary on 9-30-2022 and holds approximately 200 stocks with an 80% exposure to international developed markets and 20% to emerging markets. Although the international and emerging markets participated in the global market correction along with the US large cap markets, the performance has been in line with expectations given the global market pullback. We believe the global economy will recover in the coming couple of years and the international and emerging markets should play a more positive role in portfolios in 2023. For the twelve months ended November 30, 2022, WWJD was down -9.34% on a market price basis and -9.32% on the NAV. Since inception (9-30-2019), WWJD has an annualized return of 7.95% on a market price basis and 7.69% on the NAV.

RISN – Inspire Tactical Balanced ETF

RISN was launched in the middle of the pandemic on 7-15-2020 and now has more than two full years of history. RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market condition but is adjusted to a neutral allocation of 50% US large cap stocks/50% US fixed income or a conservative allocation of 20% US large cap stocks/80% US fixed income when deemed appropriate by the portfolio managers. RISN has been in a very defensive/conservative allocation most of the fiscal year due to the risk metrics seen during the market correction/bear market. It is possible for the fund to transition toward the normal market allocation targets in 2023 but that will depend on how the market and economy move in the next few months. For the twelve months ended November 30, 2022, RISN was down -14.56% on a market price basis and -14.63% on the NAV. Since inception (7-15-2020), RISN has an annualized return of 3.40% on a market price basis and 3.36% on the NAV.

GLRY – Inspire Faithward Mid Cap Momentum ETF

GLRY was launched as an active fund in the mid cap momentum space. GLRY will hold between 35 and 45 stocks that have a market capitalization between $3 billion and $13 billion and that the portfolio managers believe have the best opportunity for outperformance in the near term. GLRY utilizes a dual screening approach that overlays a quantitative investment screening process, called FEVRR, on top of the Inspire Impact Score methodology, which identifies some of the most inspiring, biblically aligned companies in the world. The FEVRR process screens companies based on financial health, earnings trends, valuation, relative strength, and risk to find high-quality stocks with strong earning potential. For the twelve months ended November 30, 2022, GLRY was down -14.07% on a market price basis and -13.89% on the NAV. Since inception (12-07-2020), GLRY has an annualized return of 0.49% on a market price basis and 0.53% on the NAV.

FDLS – Inspire Fidelis Multi Factor ETF

FDLS was launched on 8-23-2022 as a globally diversified fund with exposure to companies across the large cap, mid cap, small cap and micro space as well as international developed and emerging markets. FDLS holds 100 positions to replicate the holdings and weights of the WI Fidelis Multi-Cap, Multi-Factor Index. In addition to using the Inspire Impact Score as one of the factors, the index also incorporates fundamental and quantitative factor analysis to select the constituents on a quarterly rebalancing schedule. Since FDLS has less than twelve months of history as of November 30, 2022, the performance since inception (8-23-2022), is 4.69% on a market price basis and 4.33% on the NAV.

Closing Comments

2022 has been another challenging year as the world saw a slowing economy, rising interest rates, high inflation and continued geo-political tensions that have brought on a global correction in the capital markets. Some believe this is a bear market that isn’t ready to go into hibernation yet. We have all been subject to some difficulties this year but we are thankful to God our Father for His provision and protection. We pray the Lord has protected and provided for you and your family and will keep you safe and healthy in the coming year. We are also grateful to be part of the mission of making a positive impact in the world through these ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

Even with the many challenges mentioned above we hope that we can return to a more normal year in 2023. The bottom line is that - God is Sovereign, and our trust is in Him, not in politicians or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2023.

Sincerely,

Darrell Jayroe

Senior Portfolio Manager

Inspire Investing

The views in this report were those of the Author as of November 30, 2022 and may not reflect their views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Inspire, the Adviser, provides certain indices that the Inspire ETFs track. The indices use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies, and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the indices and are equally weighted. As an ETF may not fully replicate its index, it is subject to the risk that investment management strategy may not produce the intended results. There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

Biblically Responsible Investment Risk. The Funds utilize related biblical values screening criteria in selecting its component securities. As a result of its strategy, a Funds’ exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not screen favorably.

ETF shares are not redeemable with the issuing fund other than in large creation unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. Each Fund may focus its investments in securities of a particular industry to the extent its Index does. This may cause the Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

BLES, ISMD, IBD, BIBL, WWJD and FDLS are not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the index or the selling of shares of that security is otherwise required upon a rebalancing of the index as addressed in the index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the index. The use of a representative sampling approach could result in a fund holding a smaller number of securities than are in the index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit http://www.inspireetf.com. Read it carefully. The Inspire ETFs are distributed by Foreside Distributors, LLC.

Inspire and Foreside Distributors, LLC are not affiliated.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2022
Inspire Global Hope ETF - NAV	(8.59)%	7.99%	6.80%	8.09%
Inspire Global Hope ETF - Market Price	(8.54)%	7.67%	6.92%	8.14%
Inspire Global Hope Large Cap Equal Weight Index ***	(8.25)%	7.85%	7.19%	8.47%
S&P Global 1200 Total Return Index ****	(9.40)%	8.01%	7.81%	9.47%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) did not exceed 0.52% of average daily net assets. Effective April 1, 2022 the Fund does not have a waiver agreement in place. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. The Fund’s total annual operating expenses (gross) are 0.49% per the March 30, 2022 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Oil & Gas Producers	7.9%
Banking	7.0%
Electric Utilities	6.2%
Medical Equipment & Devices	4.3%
Chemicals	4.1%
Semiconductors	3.6%
Metals & Mining	3.5%
Insurance	3.5%
Software	3.4%
Technology Services	3.3%
Collateral For Securities Loaned	0.7%
Other Sectors	52.0%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2022
Inspire Small/Mid Cap Impact ETF - NAV	(3.34)%	9.07%	7.06%	7.49%
Inspire Small/Mid Cap Impact ETF - Market Price	(4.07)%	8.80%	6.91%	7.36%
Inspire Small/Mid Cap Impact Equal Weight Index ***	(2.87)%	11.06%	8.41%	8.82%
S&P SmallCap 600 Equal Weight Total Return Index ****	(5.98)%	12.25%	8.09%	8.63%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) did not exceed 0.60% of average daily net assets. Effective April 1, 2022 the Fund does not have a waiver agreement in place. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. The Fund’s total annual operating expenses (gross) are 0.48% per the March 30, 2022 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	10.1%
Machinery	4.4%
Semiconductors	4.1%
Biotech & Pharma	3.9%
Software	3.9%
Chemicals	3.8%
Technology Hardware	3.8%
Insurance	3.4%
Retail - Discretionary	3.1%
Home Construction	3.0%
Collateral For Securities Loaned	0.8%
Other Sectors	55.6%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2022
Inspire Corporate Bond Impact ETF - NAV	(9.64)%	(2.07)%	0.26%	0.31%
Inspire Corporate Bond Impact ETF - Market Price	(9.20)%	(2.05)%	0.20%	0.36%
Inspire Corporate Bond Impact Equal Weight Index ***	(9.36)%	(0.39)%	1.69%	1.76%
Bloomberg U.S. Intermediate Credit Total Return Index ****	(8.93)%	(1.08)%	1.15%	1.23%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.44% per the March 30, 2022 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in U.S. Dollars (“USD”). Investors cannot invest directly in an index.

****	The Bloomberg U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Real Estate Investment Trusts	20.0%
Oil & Gas Producers	11.0%
Electric Utilities	6.5%
Commercial Support Services	6.3%
Technology Services	6.2%
Electrical Equipment	4.2%
Semiconductors	3.5%
Oil & Gas Services & Equipment	3.4%
Food	2.9%
Medical Equipment & Devices	2.8%
Other Sectors	32.0%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2022
Inspire 100 ETF - NAV	(14.69)%	9.55%	9.21%	9.64%
Inspire 100 ETF - Market Price	(14.85)%	9.50%	9.18%	9.61%
Inspire 100 Index ***	(14.61)%	10.50%	10.17%	10.58%
S&P 500 Total Return Index ****	(9.21)%	10.91%	10.98%	11.47%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.42% per the March 30, 2022 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Technology Services	10.9%
Semiconductors	10.0%
Medical Equipment & Devices	10.0%
Software	8.2%
Commercial Support Services	4.7%
Electrical Equipment	4.6%
Residential Reit	3.7%
Metals & Mining	3.5%
Industrial Reit	3.2%
Oil & Gas Producers	3.0%
Other Sectors	38.1%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2022
Inspire International ETF - NAV	(9.32)%	6.04%	7.69%
Inspire International ETF - Market Price	(9.34)%	6.04%	7.95%
Inspire Global Hope Ex-US Index ***	(9.18)%	4.34%	6.01%
S&P International 700 Total Return Index ****	(9.72)%	3.22%	4.49%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) did not exceed 0.80% of average daily net assets. Effective April 1, 2022 the Fund does not have a aiver agreement in place. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. The Fund’s total annual operating expenses (gross) are 0.69% per the March 30, 2022 prospectus.

**	As of the commencement of operations on September 30, 2019.

***	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B U.S. Dollars (“USD”) or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	11.4%
Electric Utilities	8.8%
Oil & Gas Producers	7.9%
Metals & Mining	5.9%
Chemicals	4.7%
Insurance	4.4%
Transportation & Logistics	4.1%
Telecommunications	3.2%
Real Estate Owners & Developers	3.1%
Machinery	3.1%
Collateral For Securities Loaned	0.4%
Other Sectors	43.0%
Other Assets in Excess of Liabilities	0.0	% *
	100.0%

*	Amount Less than 0.1%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmark:

		Since Inception** -
	One Year	November 30, 2022
Inspire Tactical Balanced ETF - NAV	(14.63)%	3.36%
Inspire Tactical Balanced ETF - Market Price	(14.56)%	3.40%
S&P Target Risk Moderate Index ***	(10.80)%	0.64%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.71% per the March 30, 2022 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Tactical Balanced ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Types are as follows:

Asset Type	% of Net Assets
Exchange Traded Fund
Fixed Income	93.6%
Common Stock
Technology Services	0.6%
Medical Equipment & Devices	0.6%
Semiconductors	0.6%
Software	0.5%
Commercial Support Services	0.3%
Electrical Equipment	0.3%
Residential Reit	0.2%
Metals & Mining	0.2%
Industrial Reit	0.2%
Oil & Gas Producers	0.2%
Other Sectors	1.9%
Other Assets in Excess of Liabilities	0.8%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Mid Cap Momentum ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmark:

		Since Inception** -
	One Year	November 30, 2022
Inspire Faithward Mid Cap Momentum ETF - NAV	(13.89)%	0.53%
Inspire Faithward Mid Cap Momentum ETF - Market Price	(14.07)%	0.49%
S&P MidCap 400 Index® ***	(3.29)%	8.98%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 1.02% per the March 30, 2022 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Mid Cap Momentum ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Insurance	10.3%
Oil & Gas Producers	7.6%
Retail - Discretionary	5.9%
Health Care Facilities & Services	5.5%
Chemicals	5.3%
Retail - Consumer Staples	5.3%
Steel	5.3%
Gas & Water Utilities	5.2%
Semiconductors	3.6%
Construction Materials	3.0%
Other Sectors	41.4%
Other Assets in Excess of Liabilities	1.6%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Fidelis Multi Factor ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, as compared to its benchmark:

Since Inception** -
November 30, 2022
Inspire Fidelis Multi Factor ETF - NAV	4.33%
Inspire Fidelis Multi Factor ETF - Market Price	4.69%
WI Fidelis Multi-Cap, Multi-Factor Index ***	4.92%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.85%s per the August 18, 2022 prospectus.

**	As of the commencement of operations on August 23, 2022.

***	The WI Fidelis Multi-Cap, Multi-Factor Index tracks the performance of the 100 stocks which rank the highest within their market cap and sector based on WI Fidelis Index’s factor-based methodology. This methodology is designed to provide access to high quality companies (i.e. faith-based social impact, profitability, financial health, and growth) with market caps greater than $250M that also have value (including low volatility and higher dividend yield) and momentum (including positive earnings per share trend) characteristics.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Fidelis Multi Factor ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	8.7%
Technology Hardware	8.2%
Semiconductors	7.1%
Biotech & Pharma	6.9%
Oil & Gas Producers	6.6%
Retail - Discretionary	6.6%
Electrical Equipment	5.0%
Steel	4.6%
Commercial Support Services	4.2%
Software	3.8%
Other Sectors	36.3%
Other Assets in Excess of Liabilities	2.0%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 1.6%
2,035	HEICO Corporation	$330,301
3,216	Safran S.A.	393,438
865	Teledyne Technologies, Inc.(a)	363,387
5,002	Textron, Inc.	357,043
2,684	Thales S.A.	341,582
557	TransDigm Group, Inc.	350,075
		2,135,826
	APPAREL & TEXTILE PRODUCTS - 0.8%
3,115	Cie Financiere Richemont S.A.	408,344
252	Hermes International	404,991
63,286	PRADA SpA	346,378
		1,159,713
	ASSET MANAGEMENT - 2.0%
24,406	3i Group plc	396,777
7,082	Brookfield Asset Management, Inc., Class A	333,894
4,048	Charles Schwab Corporation (The)	334,122
4,202	Groupe Bruxelles Lambert S.A.	335,442
20,439	Investor A.B.	375,742
6,500	KKR & Company, Inc.	337,480
1,347	LPL Financial Holdings, Inc.	318,848
367	Partners Group Holding A.G.	358,739
		2,791,044
	AUTOMOTIVE - 1.5%
13,072	Cie Generale des Etablissements Michelin SCA	363,981
6,631	Continental A.G.	395,732
6,033	Denso Corporation	328,293
1,577	Ferrari N.V.	351,750
209,741	Geely Automobile Holdings Ltd.	305,585
5,894	Toyota Industries Corporation	333,363
		2,078,704
	BANKING - 7.0%
480,916	Bank Mandiri Persero Tbk P.T.	323,696
992,962	Bank Rakyat Indonesia Persero Tbk P.T.	316,234
6,681	Canadian Imperial Bank of Commerce	321,792

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 7.0% (Continued)
4,847	Commonwealth Bank of Australia	$354,872
36,170	Credit Agricole S.A.	362,152
23,471	Danske Bank A/S	418,723
4,348	East West Bancorp, Inc.	305,273
12,733	First Horizon Corporation	316,415
2,226	First Republic Bank	284,060
45,470	Grupo Financiero Banorte S.A.B. de C.V.	365,007
13,949	ICICI Bank Ltd. - ADR	330,870
177,775	Intesa Sanpaolo SpA	393,039
20,327	KakaoBank Corporation(a)	390,484
6,207	KBC Group N.V.	341,068
1,660	M&T Bank Corporation	282,233
2,829	Macquarie Group Ltd.	343,179
158,781	Malayan Banking Bhd	308,240
15,419	National Australia Bank Ltd.	330,108
15,841	OTP Bank Nyrt	433,179
66,575	Powszechna Kasa Oszczednosci Bank Polski S.A.	420,666
323,612	Public Bank Bhd	327,579
14,572	Regions Financial Corporation	338,216
29,200	Skandinaviska Enskilda Banken A.B.	354,344
36,971	Standard Bank Group Ltd.	385,492
866	SVB Financial Group(a)	200,721
35,791	Svenska Handelsbanken A.B., A Shares	360,177
22,342	Swedbank A.B., A Shares	360,076
16,094	United Overseas Bank Ltd.	369,006
		9,636,901
	BEVERAGES - 0.5%
6,887	Coca-Cola Europacific Partners plc	365,631
3,351	Monster Beverage Corporation(a)	344,684
		710,315
	BIOTECH & PHARMA - 1.8%
1,442	Alnylam Pharmaceuticals, Inc.(a)	318,091
969	Biohaven Ltd.(a)	15,330
2,449	Celltrion, Inc.	330,540

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	BIOTECH & PHARMA - 1.8% (Continued)
11,658	Chugai Pharmaceutical Company Ltd.	$305,963
1,574	CSL Ltd.	320,644
4,708	Horizon Therapeutics plc(a)	472,165
4,401	Incyte Corporation(a)	350,628
4,225	UCB S.A.	337,982
		2,451,343
	CABLE & SATELLITE - 0.3%
3,890	Liberty Broadband Corporation - Series A(a)	350,878

	CHEMICALS - 4.1%
2,573	Air Liquide S.A.	370,535
5,178	Akzo Nobel N.V.	368,037
1,108	Albemarle Corporation	308,013
3,044	CF Industries Holdings, Inc.	329,330
1,845,839	Chandra Asri Petrochemical Tbk P.T.	282,123
460	EMS-Chemie Holding A.G.	316,940
96	Givaudan S.A.	321,184
2,590	Koninklijke DSM N.V.	330,024
3,905	LyondellBasell Industries N.V., Class A	331,964
6,058	Mosaic Company (The)	310,775
5,867	Novozymes A/S, Class B	336,906
3,484	Nutrien Ltd.	280,008
2,636	PPG Industries, Inc.	356,440
3,501	RPM International, Inc.	362,774
3,106	Sociedad Quimica y Minera de Chile S.A., Class B	307,356
2,998	Symrise A.G.	340,313
3,386	Westlake Corporation	364,503
		5,617,225
	COMMERCIAL SUPPORT SERVICES - 1.9%
753	Cintas Corporation	347,721
6,354	Edenred	347,424
4,983	Eurofins Scientific S.E.	344,833
2,151	Republic Services, Inc.	299,613
8,435	Rollins, Inc.	341,111

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9% (Continued)
137	SGS S.A.	$318,504
2,157	Waste Connections, Inc.(b)	311,309
1,827	Waste Management, Inc.	306,424
		2,616,939
	CONSTRUCTION MATERIALS - 2.2%
2,343	Advanced Drainage Systems, Inc.	227,880
1,042	Carlisle Companies, Inc.	274,161
8,183	Cie de Saint-Gobain	372,958
9,149	CRH plc	363,161
7,075	Holcim Ltd.	364,554
901	Martin Marietta Materials, Inc.	330,198
34,148	Siam Cement PCL (The) - ADR	326,561
1,456	Sika A.G.	364,654
1,849	Vulcan Materials Company	338,977
		2,963,104
	CONTAINERS & PACKAGING - 0.8%
27,298	Amcor plc - ADR	332,980
9,228	International Paper Company	342,543
2,616	Packaging Corp of America	355,489
		1,031,012
	DATA CENTER REIT - 0.2%
2,963	Digital Realty Trust, Inc.	333,219

	DIVERSIFIED INDUSTRIALS - 0.8%
12,013	Alfa Laval A.B.	340,645
2,506	Dover Corporation	355,727
1,614	Illinois Tool Works, Inc.	367,137
		1,063,509
	ELECTRIC UTILITIES - 6.2%
3,010,534	AC Energy Corporation	379,452
12,969	AES Corporation (The)	375,063
5,533	Alliant Energy Corporation	311,508
6,991	Avangrid, Inc.	299,005
10,431	CenterPoint Energy, Inc.	324,508

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ELECTRIC UTILITIES - 6.2% (Continued)
38,929	CLP Holdings Ltd.	$282,096
38,087	E.ON S.E.	362,061
67,605	EDP - Energias de Portugal S.A.	318,303
14,180	EDP Renovaveis S.A.	325,765
7,169	Emera, Inc.	279,105
19,397	Endesa S.A.	357,707
2,765,202	Enel Americas S.A.	365,256
71,397	Enel SpA	381,905
25,456	Engie S.A.	385,102
2,908	Entergy Corporation	338,113
4,930	Evergy, Inc.	291,905
7,650	Fortis, Inc.(b)	307,897
22,324	Fortum OYJ	353,886
213,058	Gulf Energy Development PCL - ADR	321,391
31,431	Iberdrola S.A.	353,017
17,430	SSE plc	359,014
164,748	Tenaga Nasional Bhd	349,100
47,754	Terna Rete Elettrica Nazionale SpA	363,703
3,470	Verbund A.G.	311,100
3,276	WEC Energy Group, Inc.	324,783
		8,420,745
	ELECTRICAL EQUIPMENT - 2.1%
2,569	AMETEK, Inc.	365,877
4,354	Amphenol Corporation, Class A	350,192
15,810	Assa Abloy A.B., Class B	358,863
16,867	Delta Electronics Thailand PCL	322,602
1,652	Generac Holdings, Inc.(a)	174,319
1,846	Keysight Technologies, Inc.(a)	333,923
810	Roper Technologies, Inc.	355,501
1,864	Schindler Holding A.G.	348,946
5,347	Trimble, Inc.(a)	319,483
		2,929,706
	ENGINEERING & CONSTRUCTION - 0.7%
12,970	Ferrovial S.A.	345,939

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ENGINEERING & CONSTRUCTION - 0.7% (Continued)
2,294	Quanta Services, Inc.	$343,825
15,589	Sitios Latinoamerica S.A.B. de C.V.(a)	6,950
2,654	WSP Global, Inc.	318,343
		1,015,057
	ENTERTAINMENT CONTENT - 0.3%
63,404	Bollore S.E.	354,079

	FOOD - 2.6%
10,676	Ajinomoto Company, Inc.	335,162
154	Barry Callebaut A.G.	312,947
6,241	Campbell Soup Company	334,954
74,635	China Mengniu Dairy Company Ltd.	332,528
30	Chocoladefabriken Lindt & Spruengli A.G.	314,488
8,946	Conagra Brands, Inc.	339,769
4,457	Darling Ingredients, Inc.(a)	320,146
82,496	Grupo Bimbo S.A.B. de C.V.	350,126
6,453	Hormel Foods Corporation	303,291
3,780	Lamb Weston Holdings, Inc.	328,482
108,945	Wilmar International Ltd.	328,251
		3,600,144
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
23,409	Stora Enso OYJ, R Shares	340,843
35,806	Suzano S.A.	364,460
9,338	UPM-Kymmene OYJ	340,227
		1,045,530
	GAS & WATER UTILITIES - 1.0%
2,872	Atmos Energy Corporation	345,214
334,122	Hong Kong & China Gas Company Ltd.	284,040
12,729	Naturgy Energy Group S.A.	355,160
71,797	Snam SpA	364,147
		1,348,561
	HEALTH CARE FACILITIES & SERVICES - 1.6%
4,042	Catalent, Inc.(a)	202,625
643	Elevance Health, Inc.	342,668

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.6% (Continued)
13,640	Fresenius S.E. & Company KGaA	$377,452
1,586	ICON plc(a)	341,688
229,589	IHH Healthcare Bhd	299,543
1,610	IQVIA Holdings, Inc.(a)	351,012
887	Molina Healthcare, Inc.(a)	298,715
		2,213,703
	HEALTH CARE REIT - 0.5%
12,749	Healthpeak Properties, Inc.	334,789
7,279	Ventas, Inc.	338,692
		673,481
	HOME CONSTRUCTION - 1.0%
4,328	DR Horton, Inc.	372,208
683	Geberit A.G.	322,482
3,903	Lennar Corporation, Class A	342,800
73	NVR, Inc.(a)	338,648
		1,376,138
	HOUSEHOLD PRODUCTS - 1.0%
2,982	Beiersdorf A.G.	322,962
4,093	Church & Dwight Company, Inc.	335,094
14,885	Essity A.B. - Series B	362,395
643	LG Household & Health Care Ltd.	323,472
		1,343,923
	INDUSTRIAL REIT - 0.8%
27,807	Goodman Group	360,895
5,739	Prologis, Inc.	675,996
		1,036,891
	INDUSTRIAL SUPPORT SERVICES - 1.0%
6,654	Ashtead Group plc	399,095
6,357	Fastenal Company	327,449
1,078	United Rentals, Inc.(a)	380,566
1,133	Watsco, Inc.	304,754
		1,411,864
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
121,780	B3 S.A. - Brasil Bolsa Balcao	299,336

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.7% (Continued)
2,490	Cboe Global Markets, Inc.	$315,832
1,788	Deutsche Boerse A.G.	327,682
8,527	Hong Kong Exchanges & Clearing Ltd.	334,060
4,542	Interactive Brokers Group, Inc., Class A	364,722
3,216	Intercontinental Exchange, Inc.	348,325
3,491	London Stock Exchange Group plc	347,135
		2,337,092
	INSURANCE - 3.5%
4,846	Brown & Brown, Inc.	288,773
3,265	Cincinnati Financial Corporation	362,284
18,163	Dai-ichi Life Holdings, Inc.	334,562
636	Fairfax Financial Holdings Ltd.	364,903
2,038	Intact Financial Corporation	304,921
123,275	Legal & General Group plc	373,926
5,860	Loews Corporation	340,759
268	Markel Corporation(a)	355,057
12,872	Power Corp of Canada	323,819
30,067	Prudential plc	355,017
6,881	Sampo OYJ, A Shares	347,993
660	Swiss Life Holding A.G.	349,843
14,291	Tryg A/S	330,937
4,533	W R Berkley Corporation	345,777
		4,778,571
	INTERNET MEDIA & SERVICES - 1.4%
177	Booking Holdings, Inc.(a)	368,064
17,793,885	GoTo Gojek Tokopedia Tbk P.T.(a)	171,828
2,356	Naspers Ltd., N Shares	359,763
5,613	Prosus N.V.	365,447
3,817	REA Group Ltd.	319,491
29,201	Snap, Inc., Class A(a)	301,062
		1,885,655
	MACHINERY – 2.9%
32,177	Atlas Copco A.B.	395,864
1,788	Caterpillar, Inc.	422,700

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	MACHINERY – 2.9% (Continued)
25,941	CNH Industrial N.V.	$412,709
2,049	FANUC Corporation	302,192
4,857	Graco, Inc.	339,844
1,377	Nordson Corporation	325,647
1,200	Parker-Hannifin Corporation	358,728
21,946	Sandvik A.B.	399,265
707	SMC Corporation	316,216
1,451	Snap-on, Inc.	349,111
49,903	WEG S.A.	373,850
		3,996,126
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,184	ABIOMED, Inc.(a)	447,302
1,402	Align Technology, Inc.(a)	275,717
701	Bio-Rad Laboratories, Inc., Class A(a)	290,712
2,900	Coloplast A/S - Series B	338,253
3,523	Edwards Lifesciences Corporation(a)	272,152
2,150	EssilorLuxottica S.A.	397,161
4,521	Hologic, Inc.(a)	344,319
889	IDEXX Laboratories, Inc.(a)	378,598
1,271	Insulet Corporation(a)	380,499
1,561	Intuitive Surgical, Inc.(a)	422,079
267	Mettler-Toledo International, Inc.(a)	392,373
1,551	Repligen Corporation(a)	277,381
1,343	ResMed, Inc.	309,159
1,332	Sonova Holding A.G.	340,636
1,436	Stryker Corporation	335,866
1,082	Waters Corporation(a)	375,021
1,183	West Pharmaceutical Services, Inc.	277,603
		5,854,831
	METALS & MINING - 3.5%
6,844	Agnico Eagle Mines Ltd.	344,703
4,123	Anglo American Platinum Ltd.	410,200
22,554	Antofagasta plc	382,983
11,824	BHP Group Ltd.	365,347

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	METALS & MINING - 3.5% (Continued)
26,896	Fortescue Metals Group Ltd.	$353,818
2,430	Franco-Nevada Corporation	354,955
10,662	Freeport-McMoRan, Inc.	424,347
6,978	Newmont Corporation	331,246
55,077	Norsk Hydro ASA	405,950
4,964	Rio Tinto Ltd.	369,369
118,700	South32 Ltd.	323,903
6,506	Southern Copper Corporation	396,996
8,900	Wheaton Precious Metals Corporation	347,356
		4,811,173
	MULTI ASSET CLASS REIT - 0.5%
35,937	Segro plc	342,616
4,202	WP Carey, Inc.	331,118
		673,734
	OFFICE REIT - 0.4%
2,078	Alexandria Real Estate Equities, Inc.	323,358
3,883	Boston Properties, Inc.	279,887
		603,245
	OIL & GAS PRODUCERS - 7.9%
10,233	Aker BP ASA	355,086
9,628	Antero Resources Corporation(a)	351,903
8,631	APA Corporation	404,362
6,271	Canadian Natural Resources Ltd.	374,397
19,074	Cenovus Energy, Inc.	379,308
3,124	Chesapeake Energy Corporation	323,334
11,211	Coterra Energy, Inc.	312,899
4,886	Devon Energy Corporation	334,789
2,445	Diamondback Energy, Inc.	361,909
89,319	ENEOS Holdings, Inc.	301,430
27,553	Eni SpA	411,199
2,636	EOG Resources, Inc.	374,127
7,322	EQT Corporation	310,526
8,974	Equinor ASA	345,482
30,980	Inpex Corporation	343,938

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS - 7.9% (Continued)
17,593	Kinder Morgan, Inc.	$336,378
52,467	MOL Hungarian Oil & Gas plc	376,366
4,776	Occidental Petroleum Corporation	331,884
8,054	OMV A.G.	420,910
5,720	ONEOK, Inc.	382,782
6,410	Ovintiv, Inc.	357,422
27,359	Polski Koncern Naftowy ORLEN S.A.	398,186
69,145	PTT Exploration & Production PCL - ADR	369,980
64,290	Santos Ltd.	322,934
4,846	Targa Resources Corporation - Series MLP	360,494
6,256	TotalEnergies S.E.,(b)	393,102
5,622	Tourmaline Oil Corporation	342,170
2,737	Valero Energy Corporation	365,718
10,249	Williams Companies, Inc. (The)	355,640
14,242	Woodside Energy Group Ltd.	360,497
		10,759,152
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
11,936	Halliburton Company	452,255
8,199	Schlumberger N.V.	422,658
		874,913
	PUBLISHING & BROADCASTING - 0.2%
5,583	Liberty Media Corp-Liberty Formula One - Series A(a)	306,898

	REAL ESTATE OWNERS & DEVELOPERS - 1.6%
48,703	CK Asset Holdings Ltd.	290,257
65,806	Hongkong Land Holdings Ltd.	263,882
234,807	Sino Land Company Ltd.	291,902
537,932	SM Prime Holdings, Inc.	347,114
12,997	Sumitomo Realty & Development Company Ltd.	349,764
137,322	Swire Properties Ltd.	307,318
13,765	Vonovia S.E.	336,883
		2,187,120
	RENEWABLE ENERGY - 0.7%
1,054	Enphase Energy, Inc.(a)	337,902

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	RENEWABLE ENERGY - 0.7% (Continued)
2,211	First Solar, Inc.(a)	$381,464
13,804	Plug Power, Inc.(a)	220,312
		939,678
	RESIDENTIAL REIT - 1.7%
2,455	Camden Property Trust	295,410
4,633	Equity LifeStyle Properties, Inc.	307,724
4,346	Equity Residential	281,882
1,208	Essex Property Trust, Inc.	266,219
8,651	Invitation Homes, Inc.	282,282
1,880	Mid-America Apartment Communities, Inc.	309,974
2,158	Sun Communities, Inc.	317,010
7,019	UDR, Inc.	291,078
		2,351,579
	RETAIL - CONSUMER STAPLES - 1.2%
15,682	Aeon Company Ltd.	320,604
228,864	Cencosud S.A.	339,198
1,218	Dollar General Corporation	311,418
2,165	Dollar Tree, Inc.(a)	325,378
15,598	Jeronimo Martins SGPS S.A.	344,528
		1,641,126
	RETAIL - DISCRETIONARY - 1.3%
136	AutoZone, Inc.(a)	350,744
4,409	CarMax, Inc.(a)	305,808
1,962	Genuine Parts Company	359,693
22,579	SM Investments Corporation	375,850
1,583	Tractor Supply Company	358,249
		1,750,344
	RETAIL REIT – 0.8%
15,897	Kimco Realty Corporation	364,359
5,034	Realty Income Corporation	317,494
3,252	Simon Property Group, Inc.	388,418
		1,070,271
	SELF-STORAGE REIT - 0.4%
1,701	Extra Space Storage, Inc.	273,334

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SELF-STORAGE REIT - 0.4% (Continued)
1,001	Public Storage	$298,258
		571,592
	SEMICONDUCTORS - 3.6%
2,093	Analog Devices, Inc.	359,808
705	ASML Holding N.V.	412,143
657	Broadcom, Inc.	362,027
3,487	Entegris, Inc.	269,510
13,622	Infineon Technologies A.G.	447,348
966	KLA Corporation	379,782
4,763	Microchip Technology, Inc.	377,182
808	Monolithic Power Systems, Inc.	308,624
1,970	NXP Semiconductors N.V.	346,405
4,676	ON Semiconductor Corporation(a)	351,635
3,409	Skyworks Solutions, Inc.	325,969
9,525	STMicroelectronics N.V.	357,808
3,884	Teradyne, Inc.	362,960
2,801	Wolfspeed, Inc.(a)	254,667
		4,915,868
	SOFTWARE - 3.4%
1,313	ANSYS, Inc.(a)	333,896
1,786	Cadence Design Systems, Inc.(a)	307,263
2,606	Check Point Software Technologies Ltd.(a)	346,156
5,207	Cloudflare, Inc., Class A(a)	255,872
8,706	Dassault Systemes S.E.	318,243
3,540	Datadog, Inc.(a)	268,261
5,389	DocuSign, Inc.(a)	253,660
5,937	Fortinet, Inc.(a)	315,611
1,077	HubSpot, Inc.(a)	326,363
1,540	Nice Ltd.(a)	292,065
767	ServiceNow, Inc.(a)	319,302
6,118	SS&C Technologies Holdings, Inc.	328,904
958	Synopsys, Inc.(a)	325,279
841	Tyler Technologies, Inc.(a)	288,244

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SOFTWARE - 3.4% (Continued)
1,772	Veeva Systems, Inc., Class A(a)	$337,319
		4,616,438
	STEEL - 0.9%
2,729	Nucor Corporation	409,214
1,671	Reliance Steel & Aluminum Company	353,066
4,123	Steel Dynamics, Inc.	428,503
		1,190,783
	TECHNOLOGY HARDWARE - 1.3%
2,584	Arista Networks, Inc.(a)	359,951
3,619	Garmin Ltd.	336,531
4,690	NetApp, Inc.	317,091
740	Samsung SDI Company Ltd.	413,696
1,103	Zebra Technologies Corporation, Class A(a)	298,119
		1,725,388
	TECHNOLOGY SERVICES - 3.3%
5,083	Cognizant Technology Solutions Corporation, Class A	316,213
4,181	CoStar Group, Inc.(a)	338,828
808	EPAM Systems, Inc.(a)	297,813
1,710	Equifax, Inc.	337,503
3,865	Fidelity National Information Services, Inc.	280,522
1,658	FleetCor Technologies, Inc.(a)	325,300
1,053	Gartner, Inc.(a)	368,939
2,706	Global Payments, Inc.	280,829
1,604	Jack Henry & Associates, Inc.	303,717
689	MSCI, Inc.	349,895
2,594	Paychex, Inc.	321,734
1,711	Verisk Analytics, Inc.	314,328
3,596	WNS Holdings Ltd. - ADR(a)	303,215
3,034	Wolters Kluwer N.V.	332,545
		4,471,381
	TELECOMMUNICATIONS - 1.6%
353,441	America Movil S.A.B. de C.V.	343,544
108,916	Koninklijke KPN N.V.	333,852
44,446	MTN Group Ltd.	362,558

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TELECOMMUNICATIONS - 1.6% (Continued)
157,501	Singapore Telecommunications Ltd.	$314,824
39,060	Telefonica Brasil S.A.	285,772
102,181	Telia Company A.B.	278,556
116,318	Telstra Group Ltd.	314,245
		2,233,351
	TIMBER REIT - 0.2%
10,238	Weyerhaeuser Company	334,885

	TRANSPORTATION & LOGISTICS - 3.1%
2,785	Aena SME S.A.,(a)	357,773
13,262	Atlantia SpA	316,834
11,001	CSX Corporation	359,623
2,532	DSV A/S	396,441
5,604	East Japan Railway Company	317,002
3,307	Expeditors International of Washington, Inc.	383,810
1,853	JB Hunt Transport Services, Inc.	340,748
1,419	Kuehne + Nagel International A.G.	342,791
1,173	Old Dominion Freight Line, Inc.	354,962
39,066	Poste Italiane SpA	382,031
4,994	Ryanair Holdings plc - ADR(a)	377,996
34,717	Transurban Group	336,754
		4,266,765
	TRANSPORTATION EQUIPMENT - 0.5%
3,486	PACCAR, Inc.	369,202
20,123	Volvo A.B.	382,967
		752,169
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,554	Bunge Ltd.	372,602
11,795	ITOCHU Corporation	366,191
		738,793
	WHOLESALE - DISCRETIONARY - 0.7%
5,462	Copart, Inc.(a)	363,550
6,175	LKQ Corporation	335,488

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7% (Continued)
914	Pool Corporation	$301,081
		1,000,119

	TOTAL COMMON STOCKS (Cost $127,998,560)	135,348,594

	COLLATERAL FOR SECURITIES LOANED — 0.7%
	MONEY MARKET FUND - 0.7%
944,652	Fidelity Government Portfolio - Institutional Class, 3.60% (Cost $944,652)(c)(d)	944,652

	TOTAL INVESTMENTS - 99.5% (Cost $128,943,212)	$136,293,246
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	616,705
	NET ASSETS - 100.0%	$136,909,951

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $883,352.

(c)	- Security was purchased with cash received as collateral for securities on loan at November 30, 2022. Total collateral had a value of $944,652 at November 30, 2022.

(d)	- Rate disclosed is the seven day effective yield as of November 30, 2022.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.2%
20,540	QuinStreet, Inc.(a)	$292,284

	AEROSPACE & DEFENSE - 1.4%
6,018	AAR Corporation(a)	280,198
5,396	Aerojet Rocketdyne Holdings, Inc.(a)	280,592
2,587	AeroVironment, Inc.(a)	237,978
4,170	Hexcel Corporation	249,992
974	Huntington Ingalls Industries, Inc.	225,929
9,839	Spirit AeroSystems Holdings, Inc., Class A	257,880
2,686	Woodward, Inc.	257,319
		1,789,888
	APPAREL & TEXTILE PRODUCTS - 0.8%
30,967	Hanesbrands, Inc.	208,098
6,411	Kontoor Brands, Inc.	278,558
2,402	Oxford Industries, Inc.	271,090
6,799	Skechers USA, Inc., Class A(a)	286,714
		1,044,460
	ASSET MANAGEMENT - 0.6%
4,844	B Riley Financial, Inc.	212,748
3,444	Cohen & Steers, Inc.	228,165
4,155	Stifel Financial Corporation	266,959
		707,872
	AUTOMOTIVE - 1.8%
18,861	Dana, Inc.	332,142
2,626	Dorman Products, Inc.(a)	235,395
9,059	Gentex Corporation	261,805
4,337	Gentherm, Inc.(a)	310,486
21,374	Goodyear Tire & Rubber Company (The)(a)	239,816
1,802	Lear Corporation	259,920
6,636	Standard Motor Products, Inc.	254,889
2,032	Visteon Corporation(a)	298,298
		2,192,751
	BANKING - 10.1%
4,824	Ameris Bancorp	255,093

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 10.1% (Continued)
2,411	BancFirst Corporation	$245,777
6,308	BankUnited, Inc.	231,630
18,512	Brookline Bancorp, Inc.	263,241
10,645	Byline Bancorp, Inc.	242,600
2,432	City Holding Company	247,869
3,258	Commerce Bancshares, Inc.	244,089
3,591	Community Bank System, Inc.	233,918
7,316	Customers Bancorp, Inc.(a)	236,087
4,812	Eagle Bancorp, Inc.	226,934
3,212	East West Bancorp, Inc.	225,515
5,644	FB Financial Corporation	241,620
9,806	First Busey Corporation	255,642
16,797	First Commonwealth Financial Corporation	247,252
10,231	First Financial Bancorp	270,405
5,155	First Financial Bankshares, Inc.	190,477
9,426	First Horizon Corporation	234,236
5,345	First Interstate BancSystem, Inc., Class A	233,149
6,457	Flagstar Bancorp, Inc.	242,396
18,577	FNB Corporation	261,936
13,646	Fulton Financial Corporation	253,679
4,390	Glacier Bancorp, Inc.	254,181
8,679	Hilltop Holdings, Inc.	258,634
9,585	Home BancShares, Inc.	243,938
17,056	Hope Bancorp, Inc.	232,303
3,513	Independent Bank Group, Inc.	231,647
5,075	International Bancshares Corporation	267,351
13,439	Lakeland Bancorp, Inc.	251,041
5,683	NBT Bancorp, Inc.	262,327
25,283	New York Community Bancorp, Inc.(b)	236,396
15,929	Northwest Bancshares, Inc.	243,554
3,234	Prosperity Bancshares, Inc.	244,393
6,895	Renasant Corporation	281,110
7,358	S&T Bancorp, Inc.	275,337
6,117	Sandy Spring Bancorp, Inc.	212,994

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 10.1% (Continued)
2,696	ServisFirst Bancshares, Inc.	$204,411
6,099	Southside Bancshares, Inc.	221,638
5,742	Synovus Financial Corporation	241,910
3,654	Texas Capital Bancshares, Inc.(a)	219,203
16,590	TFS Financial Corporation	226,454
8,038	Towne Bank	259,627
2,559	UMB Financial Corporation	218,846
12,620	Umpqua Holdings Corporation	255,807
6,033	United Bankshares, Inc.	258,755
6,516	United Community Banks, Inc.	253,929
19,961	Valley National Bancorp	252,706
4,767	Webster Financial Corporation	259,039
6,463	WesBanco, Inc.	261,428
4,124	Westamerica BanCorporation	254,657
3,281	Western Alliance Bancorp	224,880
2,644	Wintrust Financial Corporation	241,741
4,238	Zions Bancorp NA	219,613
		12,653,395
	BEVERAGES - 0.2%
524	Coca-Cola Consolidated, Inc.	257,703

	BIOTECH & PHARMA - 4.0%
7,624	Agios Pharmaceuticals, Inc.(a)	229,787
20,658	Amicus Therapeutics, Inc.(a)	249,962
8,244	Arcus Biosciences, Inc.(a)	289,941
17,117	BioCryst Pharmaceuticals, Inc.(a)	228,683
716	Biohaven Ltd.(a)	11,327
22,454	Coherus Biosciences, Inc.(a)	154,034
4,451	Cytokinetics, Inc.(a)	189,168
11,658	Deciphera Pharmaceuticals, Inc.(a)	185,479
10,265	Emergent BioSolutions, Inc.(a)	126,260
4,161	Enanta Pharmaceuticals, Inc.(a)	182,210
13,746	Exelixis, Inc.(a)	234,782
5,452	Halozyme Therapeutics, Inc.(a)	312,181

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 4.0% (Continued)
2,958	Heska Corporation(a)	$190,347
4,635	Intra-Cellular Therapies, Inc.(a)	251,310
20,798	Ironwood Pharmaceuticals, Inc.(a)	251,864
3,086	Mirati Therapeutics, Inc.(a)	281,999
67,396	Nektar Therapeutics(a)	188,709
2,029	Neurocrine Biosciences, Inc.(a)	257,805
4,055	Pacira BioSciences, Inc.(a)	195,654
4,328	Prestige Consumer Healthcare, Inc.(a)	265,999
7,997	Revance Therapeutics, Inc.(a)	173,615
5,507	Sage Therapeutics, Inc.(a)	226,007
1,951	Sarepta Therapeutics, Inc.(a)	239,602
		4,916,725
	BUSINESS DEVELOPMENT COMPANIES - 0.4%
18,617	Hercules Capital, Inc.(b)	263,617
18,705	New Mountain Finance Corporation	238,863
		502,480
	CABLE & SATELLITE - 0.1%
253	Cable One, Inc.	183,245

	CHEMICALS - 3.8%
6,719	AdvanSix, Inc.	276,554
1,774	Balchem Corporation	249,779
3,376	Cabot Corporation	248,541
8,755	Chemours Company (The)	271,843
35,589	Codexis, Inc.(a)	194,672
3,591	HB Fuller Company	288,393
3,557	Ingevity Corporation(a)	278,406
2,518	Innospec, Inc.	279,221
2,696	Materion Corporation	217,190
4,365	Minerals Technologies, Inc.	263,166
716	NewMarket Corporation	226,270
5,031	Olin Corporation	286,666
1,494	Quaker Houghton	294,004
892	Rogers Corporation(a)	97,264

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 3.8% (Continued)
2,588	RPM International, Inc.	$268,169
3,110	Sensient Technologies Corporation	232,348
11,965	Trinseo plc	294,936
8,508	Valvoline, Inc.	280,594
1,227	WD-40 Company	205,523
		4,753,539
	COMMERCIAL SUPPORT SERVICES - 2.5%
5,664	ABM Industries, Inc.	267,228
5,168	Brady Corporation, Class A	247,547
4,452	Brink’s Company (The)	266,007
5,047	CBIZ, Inc.(a)	250,584
1,558	CorVel Corporation(a)	238,327
5,989	Forrester Research, Inc.(a)	210,693
57,908	Harsco Corporation(a)	433,151
2,113	Insperity, Inc.	250,496
4,596	Korn Ferry	262,110
11,303	TrueBlue, Inc.(a)	243,919
1,282	UniFirst Corporation	248,400
6,829	Viad Corporation(a)	202,207
		3,120,669
	CONSTRUCTION MATERIALS - 1.0%
769	Carlisle Companies, Inc.	202,332
2,012	Eagle Materials, Inc.	274,316
7,885	MDU Resources Group, Inc.	248,299
2,759	Simpson Manufacturing Company, Inc.	256,725
8,998	Summit Materials, Inc., Class A(a)	272,549
		1,254,221
	CONSUMER SERVICES - 1.1%
2,622	Grand Canyon Education, Inc.(a)	296,470
9,624	Matthews International Corporation, Class A	304,695
1,990	Medifast, Inc.	250,840
12,548	Rent-A-Center, Inc.	302,281
3,738	Service Corp International	267,080
		1,421,366

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONTAINERS & PACKAGING - 0.4%
2,271	AptarGroup, Inc.	$241,044
5,131	Silgan Holdings, Inc.	271,430
		512,474
	ELECTRIC UTILITIES - 1.6%
4,309	ALLETE, Inc.	285,256
3,187	Black Hills Corporation	228,285
6,228	Hawaiian Electric Industries, Inc.	255,846
2,178	IDACORP, Inc.	240,734
3,283	MGE Energy, Inc.	236,409
5,915	OGE Energy Corporation	239,321
2,504	Ormat Technologies, Inc.	226,437
4,716	PNM Resources, Inc.	231,084
		1,943,372
	ELECTRICAL EQUIPMENT - 2.7%
3,996	AAON, Inc.	316,723
2,786	Advanced Energy Industries, Inc.	258,095
3,327	Alarm.com Holdings, Inc.(a)	166,017
2,770	Atkore International Group, Inc.(a)	338,356
2,334	Badger Meter, Inc.	270,324
3,593	Belden, Inc.	289,021
5,208	Cognex Corporation	259,254
7,860	FARO Technologies, Inc.(a)	235,171
5,122	Itron, Inc.(a)	272,388
5,715	National Instruments Corporation	234,429
2,993	OSI Systems, Inc.(a)	264,821
13,577	SMART Global Holdings, Inc.(a)	229,587
1,715	Watts Water Technologies, Inc., Class A	271,742
		3,405,928
	ENGINEERING & CONSTRUCTION - 1.9%
3,163	AECOM	268,855
2,216	Comfort Systems USA, Inc.	280,900
1,868	EMCOR Group, Inc.	289,353
2,460	Exponent, Inc.	254,389
2,666	Installed Building Products, Inc.	226,423

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ENGINEERING & CONSTRUCTION - 1.9% (Continued)
4,991	KBR, Inc.	$257,885
3,392	MasTec, Inc.(a)	308,095
1,678	Tetra Tech, Inc.	259,402
1,309	TopBuild Corporation(a)	201,691
		2,346,993
	FOOD - 2.5%
3,881	Cal-Maine Foods, Inc.	226,185
3,263	Darling Ingredients, Inc.(a)	234,381
8,728	Flowers Foods, Inc.	262,276
9,280	Fresh Del Monte Produce, Inc.	256,870
12,784	Hain Celestial Group, Inc. (The)(a)	239,572
10,843	Herbalife Nutrition Ltd.(a)	189,969
2,703	Ingredion, Inc.	264,813
1,666	J & J Snack Foods Corporation	273,258
2,848	John B Sanfilippo & Son, Inc.	241,197
2,787	Lamb Weston Holdings, Inc.	242,190
1,435	Lancaster Colony Corporation	297,247
16,228	Phibro Animal Health Corporation, Class A	199,767
2,633	Post Holdings, Inc.(a)	246,475
		3,174,200
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,213	Louisiana-Pacific Corporation	268,789
4,911	Trex Company, Inc.(a)	225,366
		494,155
	GAS & WATER UTILITIES - 1.8%
2,767	American States Water Company	271,138
2,117	Atmos Energy Corporation	254,463
1,869	Chesapeake Utilities Corporation	223,775
3,503	National Fuel Gas Company	232,004
5,567	New Jersey Resources Corporation	276,958
3,064	ONE Gas, Inc.	266,415
6,453	South Jersey Industries, Inc.	223,919
3,093	Southwest Gas Holdings, Inc.	211,747

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	GAS & WATER UTILITIES - 1.8% (Continued)
3,460	Spire, Inc.	$256,386
		2,216,805
	HEALTH CARE FACILITIES & SERVICES - 2.9%
2,759	Acadia Healthcare Company, Inc.(a)	245,717
2,264	Addus HomeCare Corporation(a)	249,674
2,228	Amedisys, Inc.(a)	202,949
494	Chemed Corporation	256,880
100,311	Community Health Systems, Inc.(a)	344,066
2,713	Ensign Group, Inc. (The)	257,735
3,213	HealthEquity, Inc.(a)	203,961
1,318	LHC Group, Inc.(a)	215,374
1,374	Medpace Holdings, Inc.(a)	288,389
3,405	National HealthCare Corporation	209,884
8,949	Owens & Minor, Inc.	184,439
6,360	Premier, Inc., Class A	212,106
9,751	Select Medical Holdings Corporation	239,680
9,217	Surgery Partners, Inc.(a)	260,933
4,178	Tenet Healthcare Corporation(a)	192,940
		3,564,727
	HEALTH CARE REIT – 0.9%
11,915	CareTrust REIT, Inc.	235,917
18,169	Medical Properties Trust, Inc.	238,377
7,311	Omega Healthcare Investors, Inc.	221,377
14,562	Physicians Realty Trust	217,411
16,426	Sabra Health Care REIT, Inc.	212,060
		1,125,142
	HOME & OFFICE PRODUCTS - 0.7%
8,130	HNI Corporation	235,770
15,511	Newell Brands, Inc.	201,178
8,928	Tempur Sealy International, Inc.	283,643
32,926	Tupperware Brands Corporation(a)	152,447
		873,038
	HOME CONSTRUCTION - 3.0%
4,917	American Woodmark Corporation(a)	266,501

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 3.0% (Continued)
2,735	Armstrong World Industries, Inc.	$208,981
4,020	Fortune Brands Home & Security, Inc.	262,667
7,306	Griffon Corporation	257,975
24,001	Interface, Inc.	259,931
8,318	KB Home	261,102
2,650	LGI Homes, Inc.(a)	263,251
5,961	M/I Homes, Inc.(a)	269,318
3,032	Masonite International Corporation(a)	228,219
3,069	Meritage Homes Corporation(a)	265,192
4,919	Patrick Industries, Inc.	275,120
10,294	PGT Innovations, Inc.(a)	203,718
9,245	Taylor Morrison Home Corporation(a)	280,955
5,135	Toll Brothers, Inc.	246,018
14,273	Tri Pointe Homes, Inc.(a)	263,194
		3,812,142
	HOTEL REIT - 0.8%
28,681	DiamondRock Hospitality Company	269,888
21,291	RLJ Lodging Trust	258,047
2,930	Ryman Hospitality Properties, Inc.	268,183
15,629	Xenia Hotels & Resorts, Inc.	240,999
		1,037,117
	HOUSEHOLD PRODUCTS - 1.0%
5,769	Edgewell Personal Care Company	249,278
8,579	Energizer Holdings, Inc.	292,458
2,243	Helen of Troy Ltd.(a)	221,025
2,857	Inter Parfums, Inc.	272,244
6,463	Nu Skin Enterprises, Inc., Class A	269,572
		1,304,577
	INDUSTRIAL INTERMEDIATE PROD - 0.7%
1,170	Chart Industries, Inc.(a)	167,298
5,928	Proto Labs, Inc.(a)	157,211
3,650	Timken Company (The)	277,327
803	Valmont Industries, Inc.	271,944
		873,780

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INDUSTRIAL REIT - 0.6%
1,494	EastGroup Properties, Inc.	$231,929
4,810	First Industrial Realty Trust, Inc.	243,146
4,146	Rexford Industrial Realty, Inc.	229,232
		704,307
	INDUSTRIAL SUPPORT SERVICES - 0.8%
2,098	Applied Industrial Technologies, Inc.	277,965
8,029	Textainer Group Holdings Ltd.	244,724
838	Watsco, Inc.	225,405
1,808	WESCO International, Inc.(a)	233,087
		981,181
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,622	Evercore, Inc., Class A	302,002
4,396	SEI Investments Company	273,783
		575,785
	INSURANCE - 3.4%
1,754	American Financial Group, Inc.	249,454
4,615	AMERISAFE, Inc.	273,993
1,485	Assurant, Inc.	190,407
11,992	CNO Financial Group, Inc.	281,572
6,253	Employers Holdings, Inc.	290,577
61,619	Genworth Financial, Inc., Class A(a)	309,943
1,683	Hanover Insurance Group, Inc. (The)	247,906
6,115	Horace Mann Educators Corporation	235,978
5,232	Kemper Corporation	297,804
7,584	Mercury General Corporation	275,148
10,588	NMI Holdings, Inc., Class A(a)	227,960
1,746	Primerica, Inc.	260,206
11,043	ProAssurance Corporation	220,750
1,715	Reinsurance Group of America, Inc.	247,646
2,107	RLI Corporation	274,057
2,644	Safety Insurance Group, Inc.	242,561
3,634	Trupanion, Inc.(a)	189,949
		4,315,911

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 0.3%
10,144	HealthStream, Inc.(a)	$257,658
3,643	TechTarget, Inc.(a)	166,339
		423,997
	LEISURE FACILITIES & SERVICES - 2.2%
9,043	BJ’s Restaurants, Inc.(a)	290,099
7,366	Cheesecake Factory, Inc. (The)	258,105
17,809	Cinemark Holdings, Inc.(a)	242,380
2,918	Jack in the Box, Inc.	210,971
1,770	Marriott Vacations Worldwide Corporation	263,695
3,081	Papa John’s International, Inc.	256,524
4,744	SeaWorld Entertainment, Inc.(a)	270,693
4,790	Shake Shack, Inc., Class A(a)	251,954
6,739	St Joe Company (The)	258,980
2,471	Texas Roadhouse, Inc.	245,420
11,539	Wendy’s Company (The)	260,320
		2,809,141
	LEISURE PRODUCTS - 1.6%
3,295	Brunswick Corporation	244,489
2,727	Fox Factory Holding Corporation(a)	289,335
2,255	Polaris, Inc.	257,205
4,246	Sturm Ruger & Company, Inc.	233,233
3,082	Thor Industries, Inc.	265,483
11,181	Topgolf Callaway Brands Corporation(a)	234,242
8,871	Vista Outdoor, Inc.(a)	248,122
4,054	Winnebago Industries, Inc.	237,524
		2,009,633
	MACHINERY - 4.4%
2,244	AGCO Corporation	297,824
2,736	Albany International Corporation, Class A	277,348
2,464	Crane Holdings Company	261,036
1,551	Curtiss-Wright Corporation	273,984
4,401	Donaldson Company, Inc.	268,109
2,940	ESCO Technologies, Inc.	276,389
2,640	Franklin Electric Company, Inc.	219,912

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 4.4% (Continued)
3,598	Graco, Inc.	$251,752
5,873	Hillenbrand, Inc.	293,650
2,508	John Bean Technologies Corporation	230,385
1,293	Kadant, Inc.	249,601
10,480	Kennametal, Inc.	276,882
1,716	Lincoln Electric Holdings, Inc.	253,762
1,016	Nordson Corporation	240,274
3,066	Oshkosh Corporation	282,287
1,537	Regal Rexnord Corporation	201,516
2,641	Standex International Corporation	277,437
3,813	Tennant Company	242,240
7,250	Terex Corporation	332,848
2,502	Toro Company (The)	277,697
8,799	Zurn Elkay Water Solutions Corporation	213,024
		5,497,957
	MEDICAL EQUIPMENT & DEVICES - 1.9%
15,583	Artivion, Inc.(a)	199,307
6,640	Exact Sciences Corporation(a)	298,467
4,051	Glaukos Corporation(a)	188,655
3,620	Globus Medical, Inc., Class A(a)	267,482
2,913	Haemonetics Corporation(a)	248,508
1,433	ICU Medical, Inc.(a)	228,177
5,091	Integra LifeSciences Holdings Corporation(a)	279,699
11,306	Myriad Genetics, Inc.(a)	229,060
15,444	Neogen Corporation(a)	255,753
4,922	NuVasive, Inc.(a)	191,170
		2,386,278
	METALS & MINING - 1.0%
62,976	Coeur Mining, Inc.(a)	220,416
5,608	Compass Minerals International, Inc.	248,715
1,866	Encore Wire Corporation	272,641
54,738	Hecla Mining Company	298,322
2,299	Royal Gold, Inc.	258,247
		1,298,341

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MORTGAGE FINANCE - 0.5%
25,984	Apollo Commercial Real Estate Finance, Inc. - REIT	$321,162
19,430	Invesco Mortgage Capital, Inc.(b) - REIT	255,116
		576,278
	MULTI ASSET CLASS REIT - 0.4%
12,289	Elme Communities	242,831
23,519	LXP Industrial Trust	253,064
		495,895
	OFFICE REIT - 1.0%
9,280	Corporate Office Properties Trust	257,706
8,003	Highwoods Properties, Inc.	238,489
5,122	Kilroy Realty Corporation	221,373
20,423	Piedmont Office Realty Trust, Inc., Class A	212,603
18,968	Veris Residential, Inc.(a)	304,626
		1,234,797
	OIL & GAS PRODUCERS - 0.8%
1,577	Chord Energy Corporation	240,540
5,757	SM Energy Company	248,184
35,312	Southwestern Energy Company(a)	244,359
9,211	World Fuel Services Corporation	262,053
		995,136
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
27,094	Oceaneering International, Inc.(a)	411,558

	PUBLISHING & BROADCASTING - 0.9%
19,106	EW Scripps Company (The), Class A(a)	286,208
140,960	Gannett Company, Inc.(a)	352,401
7,011	Scholastic Corporation	288,292
3,113	World Wrestling Entertainment, Inc., Class A	248,666
		1,175,567
	RENEWABLE ENERGY - 0.6%
3,244	Ameresco, Inc., Class A(a)	212,547
3,708	EnerSys	280,251
7,431	Green Plains, Inc.(a)	256,815
		749,613

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RESIDENTIAL REIT - 0.2%
12,883	Independence Realty Trust, Inc.	$233,440

	RETAIL - CONSUMER STAPLES - 1.3%
13,785	Big Lots, Inc.	268,807
1,064	Casey’s General Stores, Inc.	258,573
1,566	Five Below, Inc.(a)	251,907
4,179	Ollie’s Bargain Outlet Holdings, Inc.(a)	254,501
7,778	Sprouts Farmers Market, Inc.(a)	267,019
3,027	Weis Markets, Inc.	263,985
		1,564,792
	RETAIL - DISCRETIONARY - 3.1%
1,427	Asbury Automotive Group, Inc.(a)	267,734
1,452	Avis Budget Group, Inc.(a)	324,666
3,662	Builders FirstSource, Inc.(a)	234,112
1,928	Burlington Stores, Inc.(a)	377,270
791	Dillard’s, Inc., Class A(b)	284,523
27,233	EVgo, Inc.(a)	174,291
4,324	Hibbett, Inc.	288,238
1,005	Lithia Motors, Inc.	240,507
7,228	MarineMax, Inc.(a)	238,741
4,962	Monro, Inc.	225,622
6,602	National Vision Holdings, Inc.(a)	267,117
4,919	Rush Enterprises, Inc., Class A	253,476
17,104	Sally Beauty Holdings, Inc.(a)	201,143
6,379	Sleep Number Corporation(a)	186,586
4,972	Sonic Automotive, Inc., Class A	264,212
		3,828,238
	RETAIL REIT - 1.5%
17,063	Acadia Realty Trust	262,429
8,916	Four Corners Property Trust, Inc.	241,980
12,514	Kite Realty Group Trust	285,319
5,409	National Retail Properties, Inc.	250,761
15,668	Retail Opportunity Investments Corporation	238,937
5,751	Saul Centers, Inc.	247,868

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL REIT - 1.5% (Continued)
15,765	Tanger Factory Outlet Centers, Inc.	$306,630
		1,833,924
	SEMICONDUCTORS - 4.1%
12,646	Amkor Technology, Inc.	354,341
3,573	Axcelis Technologies, Inc.(a)	285,340
5,032	Azenta, Inc.	302,977
8,222	CEVA, Inc.(a)	223,392
3,135	Cirrus Logic, Inc.(a)	234,216
8,389	Cohu, Inc.(a)	300,494
3,321	Diodes, Inc.(a)	306,296
8,603	FormFactor, Inc.(a)	198,471
2,556	IPG Photonics Corporation(a)	232,673
4,387	Lattice Semiconductor Corporation(a)	319,505
6,604	MaxLinear, Inc., A(a)	241,706
2,612	MKS Instruments, Inc.	219,042
3,356	Power Integrations, Inc.	270,091
7,333	Semtech Corporation(a)	225,416
1,749	Silicon Laboratories, Inc.(a)	254,375
2,177	Synaptics, Inc.(a)	230,697
2,286	Universal Display Corporation	257,449
11,772	Veeco Instruments, Inc.(a)	234,027
12,117	Vishay Intertechnology, Inc.	279,176
2,089	Wolfspeed, Inc.(a)	189,932
		5,159,616
	SOFTWARE - 3.9%
62,426	8x8, Inc.(a)	267,183
10,312	ACI Worldwide, Inc.(a)	215,521
18,215	Alignment Healthcare, Inc.(a)	242,260
14,156	Allscripts Healthcare Solutions, Inc.(a)	268,115
3,862	Alteryx, Inc., Class A(a)	173,211
4,889	Blackbaud, Inc.(a)	289,770
3,525	Calix, Inc.(a)	251,333
4,068	CommVault Systems, Inc.(a)	268,488
6,244	Digi International, Inc.(a)	265,183

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 3.9% (Continued)
3,503	Guidewire Software, Inc.(a)	$207,763
22,873	LivePerson, Inc.(a)	268,529
1,621	Manhattan Associates, Inc.(a)	204,149
1,016	MicroStrategy, Inc., Class A(a),(b)	201,259
3,766	New Relic, Inc.(a)	211,913
2,478	Omnicell, Inc.(a)	127,890
6,704	Pegasystems, Inc.	243,020
5,066	Progress Software Corporation	270,118
6,700	Q2 Holdings, Inc.(a)	182,240
1,547	Qualys, Inc.(a)	190,776
5,026	Rapid7, Inc.(a)	147,764
1,736	SPS Commerce, Inc.(a)	246,963
8,141	Varonis Systems, Inc.(a)	172,915
		4,916,363
	SPECIALTY FINANCE - 1.5%
4,742	Encore Capital Group, Inc.(a)	238,997
6,182	Essent Group Ltd.	247,836
4,678	First American Financial Corporation	255,653
9,043	LendingTree, Inc.(a)	216,580
16,823	MGIC Investment Corporation	230,980
2,723	Nelnet, Inc., Class A	268,324
2,576	Walker & Dunlop, Inc.	230,063
2,228	World Acceptance Corporation(a)	157,987
		1,846,420
	SPECIALTY REIT - 0.2%
2,615	Lamar Advertising Company, Class A	261,866

	STEEL - 1.2%
8,113	ATI, Inc.(a)	247,528
6,088	Commercial Metals Company	299,651
1,237	Reliance Steel & Aluminum Company	261,366
3,039	Steel Dynamics, Inc.	315,843
5,655	Worthington Industries, Inc.	320,865
		1,445,253

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 3.8%
11,020	ADTRAN Holdings, Inc.	$223,375
2,339	Arrow Electronics, Inc.(a)	254,343
8,703	Benchmark Electronics, Inc.	251,256
16,536	Extreme Networks, Inc.(a)	346,760
1,490	F5, Inc.(a)	230,369
43,746	GoPro, Inc., Class A(a)	239,728
16,482	Harmonic, Inc.(a)	252,834
5,336	InterDigital, Inc.	267,707
3,740	Jabil, Inc.	269,991
17,694	Knowles Corporation(a)	276,026
3,146	Lumentum Holdings, Inc.(a)	172,841
11,339	NCR Corporation(a)	270,662
6,888	NetScout Systems, Inc.(a)	256,785
2,463	Plexus Corporation(a)	271,472
4,681	Sanmina Corporation(a)	309,367
3,916	Super Micro Computer, Inc.(a)	353,341
16,363	TTM Technologies, Inc.(a)	262,953
7,138	ViaSat, Inc.(a)	243,334
		4,753,144
	TECHNOLOGY SERVICES - 2.7%
826	CACI International, Inc., Class A(a)	257,960
4,078	CSG Systems International, Inc.	252,184
1,464	ExlService Holdings, Inc.(a)	274,061
523	Fair Isaac Corporation(a)	324,113
4,932	Genpact Ltd.	227,415
1,978	ICF International, Inc.	214,356
1,183	Jack Henry & Associates, Inc.	224,001
969	MarketAxess Holdings, Inc.	259,614
3,727	MAXIMUS, Inc.	262,008
3,316	Perficient, Inc.(a)	235,602
41,842	Sabre Corporation(a)	255,655
2,439	Science Applications International Corporation	268,558
1,699	WEX, Inc.(a)	287,368
		3,342,895

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TELECOMMUNICATIONS - 1.3%
51,843	Consolidated Communications Holdings, Inc.(a)	$239,515
13,087	EchoStar Corporation, Class A(a)	227,714
135,640	Globalstar, Inc.(a)	257,716
4,861	Iridium Communications, Inc.(a)	258,118
12,679	Shenandoah Telecommunications Company	246,860
6,402	Switch, Inc., Class A	219,269
15,516	Telephone and Data Systems, Inc.	163,539
		1,612,731
	TIMBER REIT - 0.2%
7,196	Rayonier, Inc.	258,192

	TRANSPORTATION & LOGISTICS - 2.4%
8,953	Air Transport Services Group, Inc.(a)	251,042
2,955	Allegiant Travel Company(a)	244,113
8,850	CryoPort, Inc.(a)	174,788
2,389	Forward Air Corporation	268,452
15,081	Heartland Express, Inc.	252,456
3,127	Hub Group, Inc., Class A(a)	263,137
4,408	Knight-Swift Transportation Holdings, Inc.	244,335
1,494	Landstar System, Inc.	258,432
3,505	Matson, Inc.	223,479
2,857	Ryder System, Inc.	267,101
1,135	Saia, Inc.(a)	276,474
5,736	Werner Enterprises, Inc.	252,269
		2,976,078
	TRANSPORTATION EQUIPMENT - 0.2%
6,383	Allison Transmission Holdings, Inc.	285,958

	WHOLESALE - CONSUMER STAPLES - 0.2%
6,950	Andersons, Inc. (The)	267,575

	WHOLESALE - DISCRETIONARY - 0.9%
5,192	ePlus, Inc.(a)	257,835
19,323	KAR Auction Services, Inc.(a)	265,498

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	WHOLESALE - DISCRETIONARY - 0.9% (Continued)
8,166	ScanSource, Inc.(a)	$243,837
2,206	Veritiv Corporation	296,795
		1,063,965

	TOTAL COMMON STOCKS (Cost $122,472,333)	124,066,873

	COLLATERAL FOR SECURITIES LOANED — 0.8%
	MONEY MARKET FUND - 0.8%
955,613	Fidelity Government Portfolio - Institutional Class, 3.60% (Cost $955,613)(c)(d)	955,613

	TOTAL INVESTMENTS - 99.9% (Cost $123,427,946)	$125,022,486
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	90,288
	NET ASSETS - 100.0%	$125,112,774

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $933,413.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2022. Total collateral had a value of $955,613 at November 30, 2022.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2022.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8%
	AEROSPACE & DEFENSE — 1.5%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$755,353
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	711,547
1,500,000	Teledyne Technologies, Inc.	2.2500	04/01/28	1,291,964
800,000	Textron, Inc.	3.0000	06/01/30	681,797
				3,440,661
	ASSET MANAGEMENT — 0.4%
1,000,000	Charles Schwab Corporation (The)	0.9000	03/11/26	890,546

	BANKING — 2.1%
1,000,000	CIT Group, Inc.	6.1250	03/09/28	1,025,425
800,000	M&T Bank Corporation	3.5500	07/26/23	792,096
350,000	Regions Financial Corporation	1.8000	08/12/28	297,515
1,500,000	SVB Financial Group	2.1000	05/15/28	1,230,352
800,000	SVB Financial Group	3.1250	06/05/30	653,566
1,000,000	SVB Financial Group	1.8000	02/02/31	718,669
				4,717,623
	BIOTECH & PHARMA — 0.4%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	895,440

	CHEMICALS — 1.8%
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	890,038
1,000,000	Mosaic Company (The)	4.0500	11/15/27	953,188
800,000	PPG Industries, Inc.	1.2000	03/15/26	709,728
1,500,000	PPG Industries, Inc.	3.7500	03/15/28	1,407,498
				3,960,452
	COMMERCIAL SUPPORT SERVICES — 6.3%
1,000,000	Cintas Corp No 2	3.4500	05/01/25	970,948
902,000	Cintas Corp No 2	3.7000	04/01/27	872,632
1,000,000	Cintas Corp No 2	4.0000	05/01/32	944,667
1,500,000	Republic Services, Inc.	2.5000	08/15/24	1,437,984
338,000	Republic Services, Inc.	3.2000	03/15/25	324,611
1,000,000	Republic Services, Inc. B	3.3750	11/15/27	938,557
1,500,000	Republic Services, Inc.	3.9500	05/15/28	1,434,977
950,000	Republic Services, Inc.	2.3000	03/01/30	803,077

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.3% (Continued)
1,000,000	Republic Services, Inc.	1.4500	02/15/31	$773,516
1,000,000	Republic Services, Inc.	1.7500	02/15/32	775,978
1,700,000	Waste Connections, Inc.	4.2500	12/01/28	1,638,573
800,000	Waste Management, Inc.	2.4000	05/15/23	790,950
800,000	Waste Management, Inc. Series 19-SFR4 A	3.1250	03/01/25	772,796
1,000,000	Waste Management, Inc.	0.7500	11/15/25	894,524
800,000	Waste Management, Inc.	3.1500	11/15/27	747,811
				14,121,601
	CONSTRUCTION MATERIALS — 1.6%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	936,594
1,000,000	Carlisle Companies, Inc.	2.7500	03/01/30	835,016
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	765,275
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	777,427
338,000	Vulcan Materials Company	3.9000	04/01/27	322,464
				3,636,776
	CONTAINERS & PACKAGING — 1.3%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	946,881
400,000	Amcor Finance USA, Inc.	4.5000	05/15/28	372,524
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	805,552
800,000	Bemis Company, Inc.	2.6300	06/19/30	650,862
				2,775,819
	DIVERSIFIED INDUSTRIALS — 2.3%
800,000	Dover Corporation	3.1500	11/15/25	764,854
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	789,540
1,000,000	Illinois Tool Works, Inc.	2.6500	11/15/26	933,151
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	748,684
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	969,173
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	969,787
				5,175,189
	ELECTRIC UTILITIES — 6.5%
1,000,000	AES Corporation (The)	1.3750	01/15/26	887,784
1,000,000	Alliant Energy Finance, LLC(a)	3.7500	06/15/23	991,966
1,000,000	Avangrid, Inc.	3.1500	12/01/24	958,696
1,260,000	Avangrid, Inc.	3.8000	06/01/29	1,150,963

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	ELECTRIC UTILITIES — 6.5% (Continued)
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	$712,291
1,000,000	CenterPoint Energy, Inc.	4.2500	11/01/28	942,309
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	862,491
400,000	CenterPoint Energy, Inc.	2.6500	06/01/31	329,664
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	937,304
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	965,261
800,000	Entergy Corporation	0.9000	09/15/25	712,967
800,000	Entergy Corporation	1.9000	06/15/28	677,396
800,000	Evergy, Inc.	2.4500	09/15/24	758,789
1,500,000	Evergy, Inc.	2.9000	09/15/29	1,292,552
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	771,782
1,700,000	WEC Energy Group, Inc.	1.3750	10/15/27	1,442,250
				14,394,465
	ELECTRICAL EQUIPMENT — 4.2%
1,000,000	Amphenol Corporation	2.0500	03/01/25	941,740
1,417,000	Amphenol Corporation	4.3500	06/01/29	1,366,928
1,000,000	Amphenol Corporation	2.8000	02/15/30	862,046
1,000,000	Amphenol Corporation	2.2000	09/15/31	800,723
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	789,301
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	776,908
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	695,457
800,000	Roper Technologies, Inc.	3.6500	09/15/23	790,523
800,000	Trimble, Inc.	4.7500	12/01/24	792,720
1,500,000	Trimble, Inc.	4.9000	06/15/28	1,452,353
				9,268,699
	ENGINEERING & CONSTRUCTION — 0.6%
800,000	Quanta Services, Inc. B	2.9000	10/01/30	663,496
1,000,000	Quanta Services, Inc.	2.3500	01/15/32	767,837
				1,431,333
	FOOD — 2.9%
1,000,000	Campbell Soup Company	4.1500	03/15/28	965,859
800,000	Conagra Brands, Inc.	0.5000	08/11/23	774,370
800,000	Conagra Brands, Inc.	4.6000	11/01/25	790,159
1,500,000	Conagra Brands, Inc.	1.3750	11/01/27	1,246,842

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	FOOD — 2.9% (Continued)
706,000	Conagra Brands, Inc.	4.8500	11/01/28	$689,010
800,000	Hormel Foods Corporation	0.6500	06/03/24	752,339
800,000	Hormel Foods Corporation	1.7000	06/03/28	692,487
800,000	Hormel Foods Corporation	1.8000	06/11/30	652,238
				6,563,304
	GAS & WATER UTILITIES — 0.7%
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	777,092
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	796,372
				1,573,464
	HEALTH CARE FACILITIES & SERVICES — 0.4%
1,000,000	Anthem, Inc.	1.5000	03/15/26	899,563

	HOME CONSTRUCTION — 2.7%
800,000	DR Horton, Inc.	5.7500	08/15/23	801,999
800,000	DR Horton, Inc.	2.5000	10/15/24	762,642
1,000,000	DR Horton, Inc.	2.6000	10/15/25	932,659
1,500,000	DR Horton, Inc.	1.3000	10/15/26	1,287,190
1,500,000	Lennar Corporation	4.8750	12/15/23	1,491,813
800,000	Lennar Corporation	5.8750	11/15/24	804,101
				6,080,404
	HOUSEHOLD PRODUCTS — 0.3%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	751,006

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,802,000	Cboe Global Markets, Inc.	3.6500	01/12/27	1,720,732

	INSURANCE — 1.2%
1,000,000	Arch Capital Finance, LLC	4.0110	12/15/26	960,526
800,000	Brown & Brown, Inc.	4.2000	09/15/24	787,590
1,000,000	Loews Corporation	3.7500	04/01/26	971,450
				2,719,566
	INTERNET MEDIA & SERVICES — 1.5%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	784,781
1,000,000	Booking Holdings, Inc.	3.6000	06/01/26	964,928

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	INTERNET MEDIA & SERVICES — 1.5% (Continued)
800,000	Booking Holdings, Inc.	3.5500	03/15/28	$750,104
920,000	Booking Holdings, Inc.	4.6250	04/13/30	895,045
				3,394,858
	MACHINERY — 2.7%
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	898,760
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	896,615
1,500,000	Caterpillar, Inc.	2.6000	09/19/29	1,336,766
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	905,146
812,000	Parker-Hannifin Corporation	3.3000	11/21/24	785,308
1,313,000	Parker-Hannifin Corporation	3.2500	06/14/29	1,183,372
				6,005,967
	MEDICAL EQUIPMENT & DEVICES — 2.8%
1,500,000	Edwards Lifesciences Corporation	4.3000	06/15/28	1,446,834
800,000	Stryker Corporation	0.6000	12/01/23	764,440
1,000,000	Stryker Corporation	3.3750	11/01/25	966,152
1,000,000	Stryker Corporation	3.5000	03/15/26	968,943
800,000	Stryker Corporation	3.6500	03/07/28	762,948
1,500,000	Stryker Corporation	1.9500	06/15/30	1,231,633
				6,140,950
	OIL & GAS PRODUCERS — 11.0%
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	919,112
1,000,000	Devon Energy Corporation	5.8500	12/15/25	1,022,278
1,000,000	Devon Energy Corporation	4.5000	01/15/30	936,590
400,000	Devon Energy Corporation	7.8750	09/30/31	455,471
1,500,000	Diamondback Energy, Inc.	3.1250	03/24/31	1,259,017
800,000	EOG Resources, Inc.	3.1500	04/01/25	773,745
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	985,862
1,000,000	EQT Corporation	3.9000	10/01/27	925,502
1,000,000	EQT Corporation	5.7000	04/01/28	1,000,240
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	789,439
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	787,932
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	886,550
800,000	Kinder Morgan, Inc.	7.8000	08/01/31	900,769
1,000,000	Newfield Exploration Company	5.3750	01/01/26	994,238

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	OIL & GAS PRODUCERS — 11.0% (Continued)
812,000	ONEOK Partners, L.P.	4.9000	03/15/25	$801,572
800,000	ONEOK, Inc.	7.5000	09/01/23	808,683
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,013,497
800,000	ONEOK, Inc.	4.0000	07/13/27	749,686
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	948,485
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,070,775
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,074,817
902,000	Valero Energy Corporation	3.4000	09/15/26	854,397
1,000,000	Valero Energy Corporation	4.3500	06/01/28	974,136
1,437,000	Williams Companies, Inc.	3.9000	01/15/25	1,403,197
1,500,000	Williams Companies, Inc. (The)	4.5000	11/15/23	1,488,438
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	756,035
				24,580,463
	OIL & GAS SERVICES & EQUIPMENT — 3.4%
1,858,000	Halliburton Company	3.8000	11/15/25	1,817,228
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	972,577
1,000,000	Schlumberger Holdings Corporation	4.0000	12/21/25	972,577
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	943,479
1,000,000	Schlumberger Holdings Corporation	3.9000	05/17/28	943,479
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	948,762
1,000,000	Schlumberger Holdings Corporation	4.3000	05/01/29	948,762
				7,546,864
	REAL ESTATE INVESTMENT TRUSTS — 20.0%
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	751,566
1,500,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	1,267,383
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	957,779
1,000,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	971,895
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	870,617
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	762,309
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	950,590
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	930,784
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	862,921
1,000,000	Boston Properties, L.P.	2.9000	03/15/30	814,789
1,000,000	Boston Properties, L.P.	3.2500	01/30/31	834,148

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 20.0% (Continued)
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	$760,272
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	829,416
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	952,544
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	724,274
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	901,104
1,000,000	Extra Space Storage, L.P.	2.5500	06/01/31	786,337
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	758,611
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	590,351
902,000	Kimco Realty Corporation	2.7000	03/01/24	873,590
800,000	Kimco Realty Corporation	2.8000	10/01/26	732,771
1,500,000	Kimco Realty Corporation	1.9000	03/01/28	1,260,003
800,000	Kimco Realty Corporation	2.7000	10/01/30	658,257
1,000,000	Prologis, L.P.	3.8750	09/15/28	948,990
1,000,000	Prologis, L.P.	2.2500	04/15/30	834,815
1,000,000	Prologis, L.P.	1.2500	10/15/30	763,916
1,000,000	Prologis, L.P.	1.6250	03/15/31	769,336
1,000,000	Public Storage	0.8750	02/15/26	883,020
800,000	Public Storage	3.0940	09/15/27	748,048
800,000	Realty Income Corporation	3.8750	04/15/25	782,953
1,000,000	Realty Income Corporation	4.6250	11/01/25	993,076
902,000	Realty Income Corporation	4.1250	10/15/26	874,409
1,000,000	Realty Income Corporation	3.4000	01/15/28	922,956
1,000,000	Realty Income Corporation	3.6500	01/15/28	936,371
1,500,000	Realty Income Corporation	2.2000	06/15/28	1,285,855
1,500,000	Realty Income Corporation	3.2500	06/15/29	1,334,905
1,000,000	Realty Income Corporation	3.1000	12/15/29	872,043
1,000,000	Realty Income Corporation	3.2500	01/15/31	872,213
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	952,242
400,000	Sun Communities Operating, L.P.	2.3000	11/01/28	328,877
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	620,884
800,000	UDR, Inc.	3.2000	01/15/30	687,141
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	966,327
902,000	Ventas Realty, L.P.	3.2500	10/15/26	834,509
800,000	Ventas Realty, L.P.	4.0000	03/01/28	745,112

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 20.0% (Continued)
1,130,000	Ventas Realty, L.P.	4.4000	01/15/29	$1,060,113
1,000,000	Ventas Realty, L.P.	3.0000	01/15/30	847,846
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	940,353
1,000,000	Ventas Realty, L.P.	2.5000	09/01/31	785,202
800,000	WP Carey, Inc.	4.6000	04/01/24	795,174
800,000	WP Carey, Inc.	4.0000	02/01/25	778,000
800,000	WP Carey, Inc.	2.4000	02/01/31	633,875
				44,600,872
	RETAIL - CONSUMER STAPLES — 1.5%
1,000,000	Dollar General Corporation	4.1500	11/01/25	978,420
1,500,000	Dollar General Corporation	3.8750	04/15/27	1,442,467
917,000	Dollar Tree, Inc.	4.2000	05/15/28	874,895
				3,295,782
	RETAIL - DISCRETIONARY — 1.4%
902,000	AutoZone, Inc.	3.7500	06/01/27	863,071
800,000	Genuine Parts Company	1.8750	11/01/30	614,504
1,000,000	Genuine Parts Company	2.7500	02/01/32	806,625
980,000	Tractor Supply Company	1.7500	11/01/30	760,205
				3,044,405
	SEMICONDUCTORS — 3.5%
262,000	Analog Devices, Inc.	2.9500	04/01/25	252,703
1,000,000	Analog Devices, Inc.	3.5000	12/05/26	958,837
1,500,000	Analog Devices, Inc.	1.7000	10/01/28	1,281,909
1,000,000	Analog Devices, Inc.	2.1000	10/01/31	817,503
1,000,000	Broadcom, Inc.	3.4590	09/15/26	943,762
50,000	Broadcom, Inc.	4.1100	09/15/28	46,674
800,000	KLA Corporation	4.6500	11/01/24	797,217
980,000	KLA Corporation	4.1000	03/15/29	953,079
800,000	Microchip Technology, Inc.	4.3330	06/01/23	796,689
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	972,551
				7,820,924
	SOFTWARE — 1.4%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	879,410
1,000,000	Fortinet, Inc.	2.2000	03/15/31	777,892

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	SOFTWARE — 1.4% (Continued)
800,000	Roper Technologies, Inc.	2.3500	09/15/24	$765,625
800,000	ServiceNow, Inc.	1.4000	09/01/30	617,391
				3,040,318
	STEEL — 1.6%
800,000	Nucor Corporation	2.0000	06/01/25	746,358
1,500,000	Nucor Corporation	2.7000	06/01/30	1,279,684
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	760,802
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	703,341
				3,490,185
	TECHNOLOGY HARDWARE — 1.6%
1,000,000	FLIR Systems, Inc.	2.5000	08/01/30	817,040
800,000	NetApp, Inc.	3.3000	09/29/24	774,378
800,000	NetApp, Inc.	2.3750	06/22/27	717,596
1,500,000	NetApp, Inc.	2.7000	06/22/30	1,249,041
				3,558,055
	TECHNOLOGY SERVICES — 6.2%
800,000	Equifax, Inc.	3.9500	06/15/23	794,939
800,000	Equifax, Inc.	2.6000	12/01/24	762,382
1,000,000	Equifax, Inc.	2.6000	12/15/25	929,464
1,000,000	Equifax, Inc.	5.1000	12/15/27	985,179
1,000,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	945,989
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	811,126
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	771,973
800,000	Global Payments, Inc.	3.7500	06/01/23	793,429
920,000	Global Payments, Inc.	2.6500	02/15/25	864,161
1,000,000	Global Payments, Inc.	1.2000	03/01/26	871,417
1,000,000	Global Payments, Inc.	4.8000	04/01/26	976,766
800,000	Global Payments, Inc.	4.4500	06/01/28	746,448
890,000	Global Payments, Inc.	3.2000	08/15/29	759,146
1,000,000	Global Payments, Inc.	5.3000	08/15/29	967,621
1,160,000	Verisk Analytics, Inc.	4.0000	06/15/25	1,129,412
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	755,143
				13,864,595

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	TRANSPORTATION & LOGISTICS — 2.2%
800,000	CSX Corporation	3.4000	08/01/24	$781,430
800,000	CSX Corporation	3.3500	11/01/25	770,552
1,000,000	CSX Corporation	3.8000	03/01/28	958,789
920,000	CSX Corporation	4.2500	03/15/29	887,142
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	777,418
800,000	Kansas City Southern	3.0000	05/15/23	791,714
				4,967,045
	TOTAL CORPORATE BONDS (Cost $234,610,066)			220,367,926

	TOTAL INVESTMENTS - 98.8% (Cost $234,610,066)			$220,367,926
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			2,644,655
	NET ASSETS - 100.0%			$223,012,581

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022 the total market value of 144A securities is $3,856,784 or 1.7% of net assets.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 0.7%
4,701	Teledyne Technologies, Inc.(a)	$1,974,890

	ASSET MANAGEMENT - 0.7%
8,036	LPL Financial Holdings, Inc.	1,902,202

	BANKING - 1.3%
1,591	First Citizens BancShares, Inc., Class A	1,298,988
6,299	Signature Bank	878,711
5,954	SVB Financial Group(a)	1,380,017
		3,557,716
	BIOTECH & PHARMA - 1.6%
12,071	Alnylam Pharmaceuticals, Inc.(a)	2,662,742
3,633	Biohaven Ltd.(a)	57,474
22,321	Incyte Corporation(a)	1,778,314
		4,498,530
	CHEMICALS - 1.8%
11,805	Albemarle Corporation	3,281,672
34,790	Mosaic Company (The)	1,784,727
		5,066,399
	COMMERCIAL SUPPORT SERVICES - 4.7%
10,248	Cintas Corporation	4,732,321
31,934	Republic Services, Inc.	4,448,087
25,987	Waste Connections, Inc.	3,755,122
		12,935,530
	CONSTRUCTION MATERIALS - 0.8%
8,437	Advanced Drainage Systems, Inc.	820,583
5,220	Carlisle Companies, Inc.	1,373,434
		2,194,017
	CONTAINERS & PACKAGING - 0.4%
12,355	Crown Holdings, Inc.	1,015,705

	DATA CENTER REIT - 1.2%
29,786	Digital Realty Trust, Inc.	3,349,733

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.7%
14,449	Dover Corporation	$2,051,036

	ELECTRIC UTILITIES - 2.5%
66,950	AES Corporation (The)	1,936,194
25,333	Alliant Energy Corporation	1,426,248
39,211	Avangrid, Inc.	1,677,054
63,231	CenterPoint Energy, Inc.	1,967,117
		7,006,613
	ELECTRICAL EQUIPMENT - 4.6%
60,111	Amphenol Corporation, Class A	4,834,728
18,005	Keysight Technologies, Inc.(a)	3,256,924
10,739	Roper Technologies, Inc.	4,713,240
		12,804,892
	ENGINEERING & CONSTRUCTION - 0.8%
14,366	Quanta Services, Inc.	2,153,176

	FOOD - 1.8%
16,214	Darling Ingredients, Inc.(a)	1,164,652
55,633	Hormel Foods Corporation	2,614,751
14,509	Lamb Weston Holdings, Inc.	1,260,832
		5,040,235
	HEALTH CARE FACILITIES & SERVICES - 1.0%
18,223	Catalent, Inc.(a)	913,519
5,845	Molina Healthcare, Inc.(a)	1,968,421
		2,881,940
	HEALTH CARE REIT - 0.7%
40,086	Ventas, Inc.	1,865,202

	INDUSTRIAL REIT - 3.2%
74,681	Prologis, Inc.	8,796,674

	INDUSTRIAL SUPPORT SERVICES - 0.9%
7,047	United Rentals, Inc.(a)	2,487,802

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
43,149	Interactive Brokers Group, Inc., Class A	$3,464,865

	INSURANCE - 0.5%
24,479	Loews Corporation	1,423,454

	MACHINERY - 1.9%
5,749	Nordson Corporation	1,359,581
12,996	Parker-Hannifin Corporation	3,885,024
		5,244,605
	MEDICAL EQUIPMENT & DEVICES - 10.0%
62,614	Edwards Lifesciences Corporation(a)	4,836,932
8,390	IDEXX Laboratories, Inc.(a)	3,573,049
36,059	Intuitive Surgical, Inc.(a)	9,749,992
2,274	Mettler-Toledo International, Inc.(a)	3,341,779
5,608	Repligen Corporation(a)	1,002,935
14,773	ResMed, Inc.	3,400,745
7,438	West Pharmaceutical Services, Inc.	1,745,401
		27,650,833
	METALS & MINING - 3.5%
145,191	Freeport-McMoRan, Inc.	5,778,601
80,111	Newmont Corporation	3,802,869
		9,581,470
	MULTI ASSET CLASS REIT - 0.6%
19,582	WP Carey, Inc.	1,543,062

	OFFICE REIT - 1.3%
16,524	Alexandria Real Estate Equities, Inc.	2,571,300
15,948	Boston Properties, Inc.	1,149,532
		3,720,832
	OIL & GAS PRODUCERS – 3.0%
31,152	Antero Resources Corporation(a)	1,138,606
66,196	Devon Energy Corporation	4,535,750
18,044	Diamondback Energy, Inc.	2,670,873
		8,345,229

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
142,897	Schlumberger Ltd	$7,366,340

	RENEWABLE ENERGY - 2.3%
13,721	Enphase Energy, Inc.(a)	4,398,816
10,712	First Solar, Inc.(a)	1,848,141
		6,246,957
	RESIDENTIAL REIT - 3.7%
10,824	Camden Property Trust	1,302,452
18,625	Equity LifeStyle Properties, Inc.	1,237,073
38,109	Equity Residential	2,471,750
61,390	Invitation Homes, Inc.	2,003,156
12,443	Sun Communities, Inc.	1,827,877
33,069	UDR, Inc.	1,371,371
		10,213,679
	RETAIL - DISCRETIONARY – 0.9%
14,221	Genuine Parts Company	2,607,136

	RETAIL REIT - 1.4%
62,468	Realty Income Corporation	3,939,856

	SELF-STORAGE REIT - 0.8%
13,558	Extra Space Storage, Inc.	2,178,635

	SEMICONDUCTORS - 10.0%
52,021	Analog Devices, Inc.	8,942,931
14,992	Entegris, Inc.	1,158,732
14,364	KLA Corporation	5,647,207
55,965	Microchip Technology, Inc.	4,431,868
43,832	ON Semiconductor Corporation(a)	3,296,166
16,304	Skyworks Solutions, Inc.	1,558,988
15,925	Teradyne, Inc.	1,488,191
12,509	Wolfspeed, Inc.(a)	1,137,318
		27,661,401

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 8.2%
8,793	ANSYS, Inc.(a)	$2,236,060
20,066	DocuSign, Inc.(a)	944,507
4,864	HubSpot, Inc.(a)	1,473,938
20,423	ServiceNow, Inc.(a)	8,502,096
15,412	Synopsys, Inc.(a)	5,232,990
4,214	Tyler Technologies, Inc.(a)	1,444,306
15,693	Veeva Systems, Inc., Class A(a)	2,987,319
		22,821,216
	STEEL - 2.1%
26,450	Nucor Corporation	3,966,178
18,570	Steel Dynamics, Inc.	1,929,980
		5,896,158
	TECHNOLOGY HARDWARE - 1.1%
22,262	NetApp, Inc.	1,505,134
5,222	Zebra Technologies Corporation, Class A(a)	1,411,402
		2,916,536
	TECHNOLOGY SERVICES - 10.9%
40,978	CoStar Group, Inc.(a)	3,320,857
5,795	EPAM Systems, Inc.(a)	2,135,921
2,547	Fair Isaac Corporation(a)	1,578,427
61,335	Fidelity National Information Services, Inc.	4,451,694
7,618	FleetCor Technologies, Inc.(a)	1,494,652
8,035	Gartner, Inc.(a)	2,815,223
28,012	Global Payments, Inc.	2,907,085
8,159	MSCI, Inc.	4,143,385
36,320	Paychex, Inc.	4,504,769
15,885	Verisk Analytics, Inc.	2,918,233
		30,270,246
	TRANSPORTATION & LOGISTICS - 2.6%
16,572	Expeditors International of Washington, Inc.	1,923,346
10,447	JB Hunt Transport Services, Inc.	1,921,099
11,276	Old Dominion Freight Line, Inc.	3,412,231
		7,256,676

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.3%
35,008	PACCAR, Inc.	$3,707,697

	WHOLESALE - DISCRETIONARY - 0.5%
27,956	LKQ Corporation	1,518,849

	TOTAL COMMON STOCKS (Cost $292,287,196)	277,158,024

	TOTAL INVESTMENTS - 99.9% (Cost $292,287,196)	$277,158,024
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	379,997
	NET ASSETS - 100.0%	$277,538,021

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 1.0%
6,466	Safran S.A.	$791,037
5,384	Thales S.A.	685,201
		1,476,238
	APPAREL & TEXTILE PRODUCTS - 1.7%
6,254	Cie Financiere Richemont S.A.	819,834
505	Hermes International	811,588
127,693	PRADA SpA	698,892
		2,330,314
	ASSET MANAGEMENT - 2.6%
49,069	3i Group plc	797,733
14,273	Brookfield Asset Management, Inc., Class A	672,926
8,429	Groupe Bruxelles Lambert S.A.	672,880
39,833	Investor A.B.	732,272
737	Partners Group Holding A.G.	720,411
		3,596,222
	AUTOMOTIVE – 3.0%
26,269	Cie Generale des Etablissements Michelin SCA	731,443
13,300	Continental A.G.	793,733
13,000	Denso Corporation	707,410
3,180	Ferrari N.V.	709,299
429,577	Geely Automobile Holdings Ltd.	625,878
12,444	Toyota Industries Corporation	703,830
		4,271,593
	BANKING - 11.4%
963,541	Bank Mandiri Persero Tbk P.T.	648,543
1,990,071	Bank Rakyat Indonesia Persero Tbk P.T.	633,789
13,455	Canadian Imperial Bank of Commerce	648,064
10,126	Commonwealth Bank of Australia	741,373
72,787	Credit Agricole S.A.	728,780
47,133	Danske Bank A/S	840,854
91,566	Grupo Financiero Banorte S.A.B. de C.V.	735,040
28,091	ICICI Bank Ltd. - ADR	666,319
357,138	Intesa Sanpaolo SpA	789,588
42,237	KakaoBank Corporation(a)	811,378

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 11.4% (Continued)
12,459	KBC Group N.V.	$684,609
6,012	Macquarie Group Ltd.	729,300
320,216	Malayan Banking Bhd	621,632
31,876	National Australia Bank Ltd.	682,439
32,514	OTP Bank Nyrt	889,106
134,235	Powszechna Kasa Oszczednosci Bank Polski S.A.	848,187
649,517	Public Bank Bhd	657,480
55,727	Skandinaviska Enskilda Banken A.B.	676,250
75,117	Standard Bank Group Ltd.	783,235
71,897	Svenska Handelsbanken A.B., A Shares	723,523
44,818	Swedbank A.B., A Shares	722,313
32,253	United Overseas Bank Ltd.	739,503
		16,001,305
	BEVERAGES - 0.5%
13,653	Coca-Cola Europacific Partners plc	724,838

	BIOTECH & PHARMA - 1.8%
4,757	Celltrion, Inc.	642,049
23,365	Chugai Pharmaceutical Company Ltd.	613,212
3,222	CSL Ltd.	656,363
8,494	UCB S.A.	679,485
		2,591,109
	CHEMICALS - 4.7%
5,166	Air Liquide S.A.	743,952
10,380	Akzo Nobel N.V.	737,782
3,699,831	Chandra Asri Petrochemical Tbk P.T.	565,492
923	EMS-Chemie Holding A.G.	635,946
194	Givaudan S.A.	649,058
5,201	Koninklijke DSM N.V.	662,724
11,776	Novozymes A/S, Class B	676,224
7,024	Nutrien Ltd.	564,516
6,595	Sociedad Quimica y Minera de Chile S.A., Class B	652,612
6,016	Symrise A.G.	682,896
		6,571,202

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.4%
12,759	Edenred	$697,638
9,981	Eurofins Scientific S.E.	690,704
276	SGS S.A.	641,657
		2,029,999
	CONSTRUCTION MATERIALS - 2.5%
16,146	Cie de Saint-Gobain	735,891
18,392	CRH plc	730,052
14,198	Holcim Ltd.	731,580
68,429	Siam Cement PCL (The) - ADR	654,394
2,909	Sika A.G.	728,556
		3,580,473
	CONTAINERS & PACKAGING - 0.5%
54,756	Amcor plc - ADR	667,910

	DIVERSIFIED INDUSTRIALS - 0.5%
23,367	Alfa Laval A.B.	662,604

	ELECTRIC UTILITIES - 8.8%
6,205,242	AC Energy Corporation	782,119
78,316	CLP Holdings Ltd.	567,510
76,573	E.ON S.E.	727,914
135,882	EDP - Energias de Portugal S.A.	639,769
28,481	EDP Renovaveis S.A.	654,309
13,893	Emera, Inc.	540,885
39,015	Endesa S.A.	719,489
5,463,337	Enel Americas S.A. (a)	721,652
143,176	Enel SpA	765,853
51,117	Engie S.A.	773,306
15,391	Fortis, Inc.(b)	619,457
44,719	Fortum OYJ	708,897
426,902	Gulf Energy Development PCL - ADR	643,968
63,200	Iberdrola S.A.	709,831
35,095	SSE plc	722,869
341,299	Tenaga Nasional Bhd	723,211

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 8.8% (Continued)
96,233	Terna Rete Elettrica Nazionale SpA	$732,927
7,010	Verbund A.G.	628,475
		12,382,441
	ELECTRICAL EQUIPMENT - 1.5%
31,728	Assa Abloy A.B., Class B	720,177
33,805	Delta Electronics Thailand PCL	646,562
3,742	Schindler Holding A.G.	700,513
		2,067,252
	ENGINEERING & CONSTRUCTION - 1.0%
25,974	Ferrovial S.A.	692,784
33,121	Sitios Latinoamerica S.A.B. de C.V.(a)	14,766
5,347	WSP Global, Inc.	641,365
		1,348,915
	ENTERTAINMENT CONTENT - 0.5%
127,218	Bollore S.E.	710,449

	FOOD - 2.8%
21,398	Ajinomoto Company, Inc.	671,767
310	Barry Callebaut A.G.	629,959
146,754	China Mengniu Dairy Company Ltd.	653,847
60	Chocoladefabriken Lindt & Spruengli A.G.	628,976
166,643	Grupo Bimbo S.A.B. de C.V.	707,256
218,361	Wilmar International Ltd.	657,922
		3,949,727
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
45,856	Stora Enso OYJ, R Shares	667,678
70,866	Suzano S.A.	721,328
18,786	UPM-Kymmene OYJ	684,462
		2,073,468
	GAS & WATER UTILITIES - 1.4%
671,679	Hong Kong & China Gas Company Ltd.	571,001
25,643	Naturgy Energy Group S.A.	715,482
147,689	Snam SpA	749,062
		2,035,545

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.5%
27,370	Fresenius S.E. & Company KGaA	$757,395
3,196	ICON plc(a)	688,546
465,671	IHH Healthcare Bhd	607,556
		2,053,497
	HOME CONSTRUCTION - 0.5%
1,372	Geberit A.G.	647,796

	HOUSEHOLD PRODUCTS - 1.4%
5,986	Beiersdorf A.G.	648,307
29,262	Essity A.B. - Series B	712,422
1,338	LG Household & Health Care Ltd.	673,104
		2,033,833
	INDUSTRIAL REIT - 0.5%
58,198	Goodman Group	755,326

	INDUSTRIAL SUPPORT SERVICES - 0.6%
13,027	Ashtead Group plc	781,334

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
252,333	B3 S.A. - Brasil Bolsa Balcao	620,236
3,603	Deutsche Boerse A.G.	660,312
17,240	Hong Kong Exchanges & Clearing Ltd.	675,407
7,016	London Stock Exchange Group plc	697,650
		2,653,605
	INSURANCE - 4.4%
37,354	Dai-ichi Life Holdings, Inc.	688,059
1,282	Fairfax Financial Holdings Ltd.	735,542
4,105	Intact Financial Corporation	614,181
247,847	Legal & General Group plc	751,785
25,931	Power Corp of Canada	652,343
60,519	Prudential plc	714,581
13,823	Sampo OYJ, A Shares	699,071
1,324	Swiss Life Holding A.G.	701,805

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 4.4% (Continued)
28,685	Tryg A/S	$664,260
		6,221,627
	INTERNET MEDIA & SERVICES - 1.8%
36,669,696	GoTo Gojek Tokopedia Tbk P.T.(a)	354,104
4,693	Naspers Ltd., N Shares	716,625
11,299	Prosus N.V.	735,648
7,996	REA Group Ltd.	669,282
		2,475,659
	MACHINERY - 3.1%
61,832	Atlas Copco A.B.	760,700
52,241	CNH Industrial N.V.	831,133
4,226	FANUC Corporation	623,262
42,782	Sandvik A.B.	778,335
1,471	SMC Corporation	657,925
100,258	WEG S.A.	751,085
		4,402,440
	MEDICAL EQUIPMENT & DEVICES - 1.5%
5,817	Coloplast A/S - Series B	678,488
4,319	EssilorLuxottica S.A.	797,832
2,671	Sonova Holding A.G.	683,062
		2,159,382
	METALS & MINING - 5.9%
13,797	Agnico Eagle Mines Ltd.	694,896
8,289	Anglo American Platinum Ltd.	824,680
48,073	Antofagasta plc	816,315
23,697	BHP Group Ltd.	732,207
53,913	Fortescue Metals Group Ltd.	709,227
4,982	Franco-Nevada Corporation	727,730
110,097	Norsk Hydro ASA	811,479
9,948	Rio Tinto Ltd.	740,225
246,090	South32 Ltd.	671,519
13,116	Southern Copper Corporation	800,338
18,390	Wheaton Precious Metals Corporation	717,740
		8,246,356

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MULTI ASSET CLASS REIT - 0.5%
69,609	Segro plc	$663,638

	OIL & GAS PRODUCERS - 7.9%
20,613	Aker BP ASA	715,272
13,011	Canadian Natural Resources Ltd.	776,795
40,109	Cenovus Energy, Inc.	797,612
184,082	ENEOS Holdings, Inc.	621,232
55,456	Eni SpA	827,622
18,052	Equinor ASA	694,967
62,098	Inpex Corporation	689,408
105,408	MOL Hungarian Oil & Gas plc	756,132
16,306	OMV A.G.	852,167
55,206	Polski Koncern Naftowy ORLEN S.A.	803,475
138,564	PTT Exploration & Production PCL - ADR	741,427
128,850	Santos Ltd.	647,224
12,596	TotalEnergies S.E.	791,482
11,329	Tourmaline Oil Corporation	689,513
28,549	Woodside Energy Group Ltd.	722,639
		11,126,967
	REAL ESTATE OWNERS & DEVELOPERS - 3.1%
98,475	CK Asset Holdings Ltd.	586,884
131,903	Hongkong Land Holdings Ltd.	528,931
447,786	Sino Land Company Ltd.	556,668
1,154,464	SM Prime Holdings, Inc.	744,948
26,044	Sumitomo Realty & Development Company Ltd.	700,874
275,031	Swire Properties Ltd.	615,502
27,647	Vonovia S.E.	676,629
		4,410,436
	RETAIL - CONSUMER STAPLES - 1.4%
31,430	Aeon Company Ltd.	642,557
464,306	Cencosud S.A.	688,146
31,400	Jeronimo Martins SGPS S.A.	693,561
		2,024,264

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 0.6%
47,930	SM Investments Corporation	$797,842

	SEMICONDUCTORS - 2.2%
1,441	ASML Holding N.V.	842,410
26,749	Infineon Technologies A.G.	878,442
3,975	NXP Semiconductors N.V.	698,964
19,152	STMicroelectronics N.V.	719,447
		3,139,263
	SOFTWARE - 1.4%
5,256	Check Point Software Technologies Ltd.(a)	698,154
16,920	Dassault Systemes S.E.	618,502
3,138	Nice Ltd.(a)	595,130
		1,911,786
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	2

	TECHNOLOGY HARDWARE - 1.1%
7,300	Garmin Ltd.	678,827
1,551	Samsung SDI Company Ltd.	867,085
		1,545,912
	TECHNOLOGY SERVICES - 0.9%
7,259	WNS Holdings Ltd. - ADR(a)	612,079
6,095	Wolters Kluwer N.V.	668,050
		1,280,129
	TELECOMMUNICATIONS - 3.2%
712,719	America Movil S.A.B. de C.V.	692,764
218,644	Koninklijke KPN N.V.	670,192
88,714	MTN Group Ltd.	723,665
315,675	Singapore Telecommunications Ltd.	630,993
80,624	Telefonica Brasil S.A.	589,864
204,979	Telia Company A.B.	558,793
238,537	Telstra Group Ltd.	644,432
		4,510,703

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 4.1%
5,686	Aena SME S.A.,(a)	$730,448
26,608	Atlantia SpA	635,676
5,084	DSV A/S	796,013
11,537	East Japan Railway Company	652,614
2,850	Kuehne + Nagel International A.G.	688,481
78,488	Poste Italiane SpA	767,544
10,080	Ryanair Holdings plc - ADR(a)	762,955
74,422	Transurban Group	721,891
		5,755,622
	TRANSPORTATION EQUIPMENT - 0.5%
40,468	Volvo A.B.	770,158

	WHOLESALE - CONSUMER STAPLES - 0.5%
24,455	ITOCHU Corporation	759,238

	TOTAL COMMON STOCKS (Cost $140,202,997)	140,198,419

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.4%
	MONEY MARKET FUND - 0.4%
588,390	Fidelity Government Portfolio - Institutional Class, 3.60% (Cost $588,390) (c)(e)	588,390

	TOTAL INVESTMENTS - 100.0% (Cost $140,791,387)	$140,786,809
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(d)	42,062
	NET ASSETS - 100.0%	$140,828,871

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2022 was $545,387.

(c)	- Security was purchased with cash received as collateral for securities on loan at November 30, 2022. Total collateral had a value of $588,390 at November 30, 2022.

(d)	- Percentage rounds to less than 0.1%.

(e)	- Rate disclosed is the seven day effective yield as of November 30, 2022.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.6%
	AEROSPACE & DEFENSE - 0.0%(a)
99	Teledyne Technologies, Inc.(b)	$41,590

	ASSET MANAGEMENT - 0.0%(a)
171	LPL Financial Holdings, Inc.	40,477

	BANKING - 0.1%
34	First Citizens BancShares, Inc., Class A	27,760
133	Signature Bank	18,554
126	SVB Financial Group(b)	29,204
		75,518
	BIOTECH & PHARMA - 0.1%
258	Alnylam Pharmaceuticals, Inc.(b)	56,912
77	Biohaven Ltd.(b)	1,218
474	Incyte Corporation(b)	37,764
		95,894
	CHEMICALS - 0.1%
252	Albemarle Corporation	70,054
741	Mosaic Company (The)	38,013
		108,067
	COMMERCIAL SUPPORT SERVICES - 0.3%
218	Cintas Corporation	100,667
679	Republic Services, Inc.	94,578
553	Waste Connections, Inc.	79,909
		275,154
	CONSTRUCTION MATERIALS - 0.0%(a)
179	Advanced Drainage Systems, Inc.	17,410
110	Carlisle Companies, Inc.	28,942
		46,352
	CONTAINERS & PACKAGING - 0.0%(a)
264	Crown Holdings, Inc.	21,703

	DATA CENTER REIT - 0.1%
632	Digital Realty Trust, Inc.	71,075

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.0%(a)
307	Dover Corporation	$43,579

	ELECTRIC UTILITIES - 0.1%
1,424	AES Corporation (The)	41,182
538	Alliant Energy Corporation	30,289
833	Avangrid, Inc.	35,627
1,345	CenterPoint Energy, Inc.	41,844
		148,942
	ELECTRICAL EQUIPMENT - 0.3%
1,279	Amphenol Corporation, Class A	102,870
383	Keysight Technologies, Inc.(b)	69,281
229	Roper Technologies, Inc.	100,506
		272,657
	ENGINEERING & CONSTRUCTION - 0.0%(a)
305	Quanta Services, Inc.	45,713

	FOOD - 0.1%
345	Darling Ingredients, Inc.(b)	24,781
1,182	Hormel Foods Corporation	55,555
308	Lamb Weston Holdings, Inc.	26,765
		107,101
	HEALTH CARE FACILITIES & SERVICES - 0.1%
388	Catalent, Inc.(b)	19,450
124	Molina Healthcare, Inc.(b)	41,760
		61,210
	HEALTH CARE REIT - 0.0%(a)
852	Ventas, Inc.	39,644

	INDUSTRIAL REIT - 0.2%
1,587	Prologis, Inc.	186,933

	INDUSTRIAL SUPPORT SERVICES - 0.1%
150	United Rentals, Inc.(b)	52,955

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
918	Interactive Brokers Group, Inc., Class A	$73,715

	INSURANCE - 0.0%(a)
520	Loews Corporation	30,238

	MACHINERY - 0.1%
122	Nordson Corporation	28,852
275	Parker-Hannifin Corporation	82,208
		111,060
	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,331	Edwards Lifesciences Corporation(b)	102,820
178	IDEXX Laboratories, Inc.(b)	75,805
767	Intuitive Surgical, Inc.(b)	207,389
49	Mettler-Toledo International, Inc.(b)	72,008
119	Repligen Corporation(b)	21,282
313	ResMed, Inc.	72,053
158	West Pharmaceutical Services, Inc.	37,076
		588,433
	METALS & MINING - 0.2%
3,092	Freeport-McMoRan, Inc.	123,062
1,704	Newmont Corporation	80,889
		203,951
	MULTI ASSET CLASS REIT - 0.0%(a)
417	WP Carey, Inc.	32,860

	OFFICE REIT - 0.1%
352	Alexandria Real Estate Equities, Inc.	54,775
339	Boston Properties, Inc.	24,435
		79,210
	OIL & GAS PRODUCERS - 0.2%
662	Antero Resources Corporation(b)	24,196
1,406	Devon Energy Corporation	96,339
384	Diamondback Energy, Inc.	56,840
		177,375

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
3,035	Schlumberger N.V.	$156,454

	RENEWABLE ENERGY - 0.1%
291	Enphase Energy, Inc.(b)	93,292
228	First Solar, Inc.(b)	39,337
		132,629
	RESIDENTIAL REIT - 0.2%
231	Camden Property Trust	27,796
397	Equity LifeStyle Properties, Inc.	26,369
811	Equity Residential	52,601
1,307	Invitation Homes, Inc.	42,647
266	Sun Communities, Inc.	39,075
703	UDR, Inc.	29,153
		217,641
	RETAIL - DISCRETIONARY - 0.1%
302	Genuine Parts Company	55,366

	RETAIL REIT - 0.1%
1,330	Realty Income Corporation	83,883

	SELF-STORAGE REIT - 0.0%(a)
288	Extra Space Storage, Inc.	46,279

	SEMICONDUCTORS - 0.6%
1,107	Analog Devices, Inc.	190,303
319	Entegris, Inc.	24,656
305	KLA Corporation	119,911
1,190	Microchip Technology, Inc.	94,236
933	ON Semiconductor Corporation(b)	70,162
347	Skyworks Solutions, Inc.	33,180
338	Teradyne, Inc.	31,586
267	Wolfspeed, Inc.(b)	24,276
		588,310

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.6% (Continued)
	SOFTWARE - 0.5%
187	ANSYS, Inc.(b)	$47,554
428	DocuSign, Inc.(b)	20,146
103	HubSpot, Inc.(b)	31,212
435	ServiceNow, Inc.(b)	181,090
327	Synopsys, Inc.(b)	111,030
91	Tyler Technologies, Inc.(b)	31,189
333	Veeva Systems, Inc., Class A(b)	63,390
		485,611
	STEEL - 0.1%
563	Nucor Corporation	84,422
395	Steel Dynamics, Inc.	41,052
		125,474
	TECHNOLOGY HARDWARE - 0.1%
472	NetApp, Inc.	31,912
110	Zebra Technologies Corporation, Class A(b)	29,731
		61,643
	TECHNOLOGY SERVICES - 0.6%
871	CoStar Group, Inc.(b)	70,586
123	EPAM Systems, Inc.(b)	45,335
55	Fair Isaac Corporation(b)	34,085
1,305	Fidelity National Information Services, Inc.	94,717
162	FleetCor Technologies, Inc.(b)	31,784
171	Gartner, Inc.(b)	59,913
596	Global Payments, Inc.	61,853
173	MSCI, Inc.	87,855
773	Paychex, Inc.	95,874
338	Verisk Analytics, Inc.	62,094
		644,096
	TRANSPORTATION & LOGISTICS - 0.1%
353	Expeditors International of Washington, Inc.	40,969
223	JB Hunt Transport Services, Inc.	41,007
241	Old Dominion Freight Line, Inc.	72,930
		154,906

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.6% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1%
744	PACCAR, Inc.	$78,797

	WHOLESALE - DISCRETIONARY - 0.0%(a)
595	LKQ Corporation	32,326

	TOTAL COMMON STOCKS (Cost $4,887,461)	5,894,821

	EXCHANGE-TRADED FUNDS — 93.6%
	FIXED INCOME - 93.6%
980,792	iShares Treasury Floating Rate Bond ETF	49,559,419
982,818	WisdomTree Floating Rate Treasury Fund	49,386,605
	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,950,152)	98,946,024

	TOTAL INVESTMENTS - 99.2% (Cost $103,837,613)	$104,840,845
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	893,043
	NET ASSETS - 100.0%	$105,733,888

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

(a)	- Percentage rounds to less than 0.1%.

(b)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4%
	BIOTECH & PHARMA - 2.7%
3,886	United Therapeutics Corporation(a)	$1,087,653

	CHEMICALS - 5.3%
18,023	Olin Corporation	1,026,951
10,385	Westlake Corporation	1,117,944
		2,144,895
	COMMERCIAL SUPPORT SERVICES - 2.8%
6,499	FTI Consulting, Inc.(a)	1,123,157

	CONSTRUCTION MATERIALS - 3.0%
4,623	Carlisle Companies, Inc.	1,216,358

	ELECTRIC UTILITIES - 2.8%
27,604	OGE Energy Corporation	1,116,858

	ENGINEERING & CONSTRUCTION - 2.7%
11,993	MasTec, Inc.(a)	1,089,324

	GAS & WATER UTILITIES - 5.2%
16,348	National Fuel Gas Company	1,082,728
14,740	Southwest Gas Holdings, Inc.	1,009,100
		2,091,828
	HEALTH CARE FACILITIES & SERVICES - 5.5%
2,144	Chemed Corporation	1,114,880
18,961	Encompass Health Corporation	1,108,839
		2,223,719
	INDUSTRIAL INTERMEDIATE PROD - 2.7%
3,216	Valmont Industries, Inc.	1,089,131

	INDUSTRIAL SUPPORT SERVICES - 2.6%
3,953	Watsco, Inc.	1,063,278

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES – 3.0%
19,028	SEI Investments Company	$1,185,064

	INSURANCE - 10.3%
7,102	American Financial Group, Inc.	1,010,046
3,216	Kinsale Capital Group, Inc.	991,203
44,756	Old Republic International Corporation	1,096,523
7,236	Reinsurance Group of America, Inc.	1,044,878
		4,142,650
	LEISURE PRODUCTS - 2.8%
9,983	Polaris, Inc.	1,138,661

	MACHINERY - 2.6%
6,030	Curtiss-Wright Corporation	1,065,200

	OIL & GAS PRODUCERS - 7.6%
16,415	HF Sinclair Corporation	1,023,311
22,110	Murphy Oil Corporation	1,043,592
3,417	Murphy USA, Inc.	1,010,783
		3,077,686
	OIL & GAS SERVICES & EQUIPMENT - 2.5%
44,622	NOV, Inc.	1,002,210

	RETAIL - CONSUMER STAPLES - 5.3%
13,534	BJ’s Wholesale Club Holdings, Inc.(a)	1,018,298
4,623	Casey’s General Stores, Inc.	1,123,482
		2,141,780
	RETAIL - DISCRETIONARY - 5.9%
9,782	AutoNation, Inc.(a)	1,212,087
18,291	Builders FirstSource, Inc.(a)	1,169,344
		2,381,431
	RETAIL REIT - 2.7%
9,849	Federal Realty Investment Trust	1,094,224

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SELF-STORAGE REIT - 2.7%
10,050	Life Storage, Inc.	$1,080,275

	SEMICONDUCTORS - 3.6%
19,765	Lattice Semiconductor Corporation(a)	1,439,485

	SOFTWARE - 2.9%
9,313	Qualys, Inc.(a)	1,148,479

	SPECIALTY REITS - 2.9%
11,658	Lamar Advertising Company, Class A	1,167,432

	STEEL - 5.3%
5,092	Reliance Steel & Aluminum Company	1,075,889
33,500	Ternium S.A. - ADR	1,054,915
		2,130,804
	TRANSPORTATION & LOGISTICS - 3.0%
21,507	Knight-Swift Transportation Holdings, Inc.	1,192,132

	TOTAL COMMON STOCKS (Cost $38,230,874)	39,633,714

	TOTAL INVESTMENTS - 98.4% (Cost $38,230,874)	$39,633,714
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	648,546
	NET ASSETS - 100.0%	$40,282,260

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0%
	BANKING - 8.7%
15,120	Bancolombia S.A. - ADR	$402,192
13,095	Capital City Bank Group, Inc.	460,944
28,296	First BanCorporation	435,192
12,588	First Business Financial Services, Inc.	482,372
17,994	First Horizon Corporation	447,151
17,406	Hanmi Financial Corporation	470,832
2,301	M&T Bank Corporation	391,216
14,535	Mid Penn Bancorp, Inc.	479,655
12,441	Peapack-Gladstone Financial Corporation	512,818
		4,082,372
	BIOTECH & PHARMA - 6.9%
31,131	Catalyst Pharmaceuticals, Inc.(a)	522,067
16,707	Corcept Therapeutics, Inc.(a)	422,353
8,211	Dr Reddy’s Laboratories Ltd. - ADR	462,361
36,918	Dynavax Technologies Corporation(a)	458,152
24,696	Exelixis, Inc.(a)	421,808
6,120	Incyte Corporation(a)	487,580
33,768	Innoviva, Inc.(a)	443,374
		3,217,695
	CHEMICALS - 0.8%
4,749	Nutrien Ltd.	381,820

	COMMERCIAL SUPPORT SERVICES - 4.2%
5,184	Barrett Business Services, Inc.	509,743
14,472	Cross Country Healthcare, Inc.(a)	517,808
22,179	Hackett Group, Inc. (The)	512,335
13,608	Heritage-Crystal Clean, Inc.(a)	430,013
		1,969,899
	CONSTRUCTION MATERIALS - 1.5%
3,168	Advanced Drainage Systems, Inc.	308,120
1,440	Carlisle Companies, Inc.	378,878
		686,998

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
40,152	Vipshop Holdings Ltd. - ADR(a)	$447,695

	ELECTRIC UTILITIES - 1.8%
6,048	Otter Tail Corporation	360,642
16,128	Pampa Energia S.A. - ADR(a)	462,067
		822,709
	ELECTRICAL EQUIPMENT - 5.0%
14,688	Allied Motion Technologies, Inc.	520,543
5,760	Amphenol Corporation, Class A	463,277
2,520	Keysight Technologies, Inc.(a)	455,843
12,534	nVent Electric plc	501,485
23,778	SMART Global Holdings, Inc.(a)	402,086
		2,343,234
	ENGINEERING & CONSTRUCTION - 0.0%(b)
24,225	Sitios Latinoamerica S.A.B. de C.V.(a)	10,800

	ENTERTAINMENT CONTENT - 0.8%
5,043	NetEase, Inc. - ADR	358,658

	FOOD - 3.8%
5,616	Darling Ingredients, Inc.(a)	403,397
17,700	Hostess Brands, Inc.(a)	467,280
5,469	Lamb Weston Holdings, Inc.	475,256
16,416	Pilgrim’s Pride Corporation(a)	429,443
		1,775,376
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
31,749	Mercer International, Inc.	438,136

	HEALTH CARE FACILITIES & SERVICES - 1.9%
4,965	Ensign Group, Inc. (The)	471,675
1,224	Molina Healthcare, Inc.(a)	412,206
		883,881
	HOME CONSTRUCTION - 2.0%
5,832	DR Horton, Inc.	501,552

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HOME CONSTRUCTION - 2.0% (Continued)
18,828	Green Brick Partners, Inc.(a)	$455,261
		956,813
	INDUSTRIAL SUPPORT SERVICES - 2.4%
14,406	Titan Machinery, Inc.(a)	634,296
1,440	United Rentals, Inc.(a)	508,363
		1,142,659
	INSURANCE - 3.2%
8,928	Arch Capital Group Ltd.(a)	534,877
1,512	Everest Re Group Ltd.	510,965
6,264	W R Berkley Corporation	477,818
		1,523,660
	MACHINERY - 0.9%
1,872	Nordson Corporation	442,709

	MEDICAL EQUIPMENT & DEVICES - 2.3%
51,201	EDAP TMS S.A. - ADR(a)	579,596
6,267	Hologic, Inc.(a)	477,295
		1,056,891
	METALS & MINING - 1.1%
3,528	Encore Wire Corporation	515,476

	OIL & GAS PRODUCERS - 6.6%
7,776	Canadian Natural Resources Ltd.	464,383
6,129	Devon Energy Corporation	419,959
3,171	Diamondback Energy, Inc.	469,371
9,138	Imperial Oil Ltd.	521,323
1,512	Murphy USA, Inc.	447,265
13,605	Suncor Energy, Inc.	447,196
17,043	Vermilion Energy, Inc.	337,111
		3,106,608
	RETAIL - DISCRETIONARY - 6.6%
2,598	Avis Budget Group, Inc.(a)	580,913
12,732	Buckle, Inc. (The)	559,571
7,344	Builders FirstSource, Inc.(a)	469,502

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - DISCRETIONARY - 6.6% (Continued)
84,063	Chico’s FAS, Inc.(a)	$493,450
2,664	Genuine Parts Company	488,391
3,960	Penske Automotive Group, Inc.	500,742
		3,092,569
	SELF-STORAGE REIT - 0.8%
2,235	Extra Space Storage, Inc.	359,142

	SEMICONDUCTORS - 7.1%
23,385	Amkor Technology, Inc.	655,248
864	Broadcom, Inc.	476,090
9,864	CTS Corporation	419,220
5,976	ON Semiconductor Corporation(a)	449,395
4,245	Skyworks Solutions, Inc.	405,907
21,249	Veeco Instruments, Inc.(a)	422,430
22,320	Vishay Intertechnology, Inc.	514,253
		3,342,543
	SOFTWARE - 3.8%
7,485	Calix, Inc.(a)	533,681
12,177	Digi International, Inc.(a)	517,157
10,725	Donnelley Financial Solutions, Inc.(a)	409,481
2,739	Qualys, Inc.(a)	337,773
		1,798,092
	SPECIALTY FINANCE - 2.2%
12,591	Enova International, Inc.(a)	507,921
51,195	EZCORP, Inc., Class A(a)	512,974
		1,020,895
	STEEL - 4.6%
3,600	Nucor Corporation	539,820
2,373	Reliance Steel & Aluminum Company	501,391
5,472	Steel Dynamics, Inc.	568,705
15,408	Tenaris S.A. - ADR	531,114
		2,141,030
	TECHNOLOGY HARDWARE - 8.2%
32,898	A10 Networks, Inc.	615,522

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY HARDWARE - 8.2% (Continued)
32,262	Extreme Networks, Inc.(a)	$676,534
37,704	Harmonic, Inc.(a)	578,379
7,128	Jabil, Inc.	514,570
8,928	Sanmina Corporation(a)	590,052
13,749	Sierra Wireless, Inc.(a)	403,258
28,809	TTM Technologies, Inc.(a)	462,961
		3,841,276
	TECHNOLOGY SERVICES - 1.0%
5,253	Amdocs Ltd.	466,782

	TELECOMMUNICATIONS - 1.8%
24,927	America Movil S.A.B. de C.V., Class L - ADR	485,079
14,184	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	361,408
		846,487
	TIMBER REIT - 0.9%
13,392	Weyerhaeuser Company	438,052

	TRANSPORTATION & LOGISTICS - 2.9%
5,619	Hub Group, Inc., Class A(a)	472,839
2,448	JB Hunt Transport Services, Inc.	450,163
21,237	Marten Transport Ltd.	452,560
		1,375,562

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2022

Shares		Fair Value
	WHOLESALE - DISCRETIONARY - 2.3%
55,818	Hudson Technologies, Inc.(a)	$630,185
8,424	LKQ Corporation	457,676
		1,087,861

	TOTAL COMMON STOCKS (Cost $42,246,390)	45,974,380

	TOTAL INVESTMENTS - 98.0% (Cost $42,246,390)	$45,974,380
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	940,918
	NET ASSETS - 100.0%	$46,915,298

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B de CV	- Sociedad Anonima de Capital Variable

(a)	- Non-income producing security.

(b)	- Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2022

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$128,943,212	$123,427,946	$234,610,066	$292,287,196
At value (includes securities on loan with a market value of $883,352, $933,413, $0, $0)	$136,293,246	$125,022,486	$220,367,926	$277,158,024
Cash	995,172	961,746	1,495,736	289,758
Foreign currencies (Cost $173,755, $0, $0 and $0, respectively)	177,532	—	—	—
Receivable for investments sold	—	—	34,387,706	—
Dividends and interest receivable	467,082	145,623	2,195,395	194,823
Prepaid expenses	—	5,064	6,292	8,219
TOTAL ASSETS	137,933,032	126,134,919	258,453,055	277,650,824

LIABILITIES
Payable for Fund shares repurchased	—	—	34,387,706	—
Payable for investments purchased	—	—	939,468	—
Securities lending collateral payable	944,652	955,613	—	—
Investment advisory fees payable	32,443	27,984	62,763	53,057
Payable to related parties	15,842	14,915	24,149	24,817
Accrued expenses and other liabilities	30,144	23,633	26,388	34,929
TOTAL LIABILITIES	1,023,081	1,022,145	35,440,474	112,803
NET ASSETS	$136,909,951	$125,112,774	$223,012,581	$277,538,021

Net Assets Consist Of:
Paid in capital	$135,484,557	$124,885,511	$249,298,822	$320,671,548
Accumulated earnings (deficit)	1,425,394	227,263	(26,286,241)	(43,133,527)
NET ASSETS	$136,909,951	$125,112,774	$223,012,581	$277,538,021

Net Asset Value Per Share:
Net Assets	$136,909,951	$125,112,774	$223,012,581	$277,538,021
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,250,000	3,950,000	9,700,000	8,750,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$32.21	$31.67	$22.99	$31.72

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2022

			Inspire Faithward Mid
	Inspire International	Inspire Tactical	Cap	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF
ASSETS
Investment securities:
At cost	$140,791,387	$103,837,613	$38,230,874	$42,246,390
At value (includes securities on loan with a market value of $545,387, $0, $0, $0)	$140,786,809	$104,840,845	$39,633,714	$45,974,380
Cash	47,990	964,794	625,392	947,144
Foreign currencies (Cost $168,554, $0, $0, and $0, respectively)	170,089	—	—	—
Dividends and interest receivable	508,609	6,094	42,389	30,528
Prepaid expenses	3,488	2,699	2,616	22,608
TOTAL ASSETS	141,516,985	105,814,432	40,304,111	46,974,660

LIABILITIES
Securities lending collateral payable	588,390	—	—	—
Investment advisory fees payable	49,943	44,017	1,453	16,435
Payable to related parties	19,071	13,482	4,970	10,030
Accrued expenses and other liabilities	30,710	23,045	15,428	32,897
TOTAL LIABILITIES	688,114	80,544	21,851	59,362
NET ASSETS	$140,828,871	$105,733,888	$40,282,260	$46,915,298

Net Assets Consist Of:
Paid in capital	$151,877,526	$118,307,377	$45,488,916	$45,809,388
Accumulated earnings (deficit)	(11,048,655)	(12,573,489)	(5,206,656)	1,105,910
NET ASSETS	$140,828,871	$105,733,888	$40,282,260	$46,915,298

Net Asset Value Per Share:
Net Assets	$140,828,871	$105,733,888	$40,282,260	$46,915,298
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,350,000	4,525,000	1,675,000	1,800,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$26.32	$23.37	$24.05	$26.06

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2022

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$3,471,747	$1,974,634	$—	$3,966,915
Interest	7,223	6,567	4,744,781	3,853
Securities lending income	11,664	43,730	—	3,118
Less: Foreign withholding taxes	(338,253)	(582)	—	(994)
TOTAL INVESTMENT INCOME	3,152,381	2,024,349	4,744,781	3,972,892

EXPENSES
Investment advisory fees	402,577	345,969	709,037	853,271
Custodian fees	186,349	94,666	41,406	86,686
Administrative services	123,448	80,200	168,523	160,161
Trustees fees and expenses	18,509	17,439	20,674	22,999
Transfer agent fees	16,228	12,910	12,456	12,338
Printing and postage expenses	15,711	17,140	26,386	46,208
Audit fees	15,014	14,993	14,927	15,007
Legal fees	11,606	10,561	11,672	20,600
Professional fees	11,097	13,883	20,810	31,404
Insurance expense	1,821	1,814	3,510	3,506
Other Expenses	19,133	13,893	23,127	22,850
TOTAL EXPENSES	821,493	623,468	1,052,528	1,275,030

Less: Fees waived by the Adviser	(3,420)	—	—	(279,811)
NET EXPENSES	818,073	623,468	1,052,528	995,219

NET INVESTMENT INCOME	2,334,308	1,400,881	3,692,253	2,977,673

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	—	3,105,797	(3,768,328)	9,202,366
Investments	(6,094,522)	(1,869,349)	(12,198,109)	(28,725,054)
Foreign currency transactions	831	(3)	—	—
	(6,093,691)	1,236,445	(15,966,437)	(19,522,688)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,746,252)	(5,788,115)	(11,760,519)	(32,276,314)
Foreign currency translations	(23,279)	11	—	—
	(8,769,531)	(5,788,104)	(11,760,519)	(32,276,314)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,863,222)	(4,551,659)	(27,726,956)	(51,799,002)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,528,914)	$(3,150,778)	$(24,034,703)	$(48,821,329)

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Continued)
For the Year or Period Ended November 30, 2022

			Inspire Faithward
	Inspire International	Inspire Tactical	Mid Cap	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF *
INVESTMENT INCOME
Dividends	$4,235,978	$1,675,082	$567,424	$175,315
Interest	7,224	5,606	1,550	840
Securities lending income	25,722	16,577	—	—
Less: Foreign withholding taxes	(605,058)	(22)	(127)	(3,557)
TOTAL INVESTMENT INCOME	3,663,866	1,697,243	568,847	172,598

EXPENSES
Investment advisory fees	532,835	554,868	173,966	49,119
Custodian fees	187,194	49,176	21,599	8,931
Administrative services	107,544	70,407	49,510	15,584
Printing and postage expenses	20,750	9,157	13,867	11,700
Transfer agent fees	19,000	11,954	9,424	3,013
Trustees fees and expenses	18,807	16,309	13,580	2,565
Audit fees	14,967	14,986	15,251	15,030
Professional fees	14,165	13,986	10,235	2,853
Legal fees	11,414	12,777	18,467	5,841
Insurance expense	3,498	1,810	1,803	64
Other Expenses	16,519	12,471	13,727	5,460
TOTAL EXPENSES	946,693	767,901	341,429	120,160

Less: Fees waived by the Adviser	—	—	(88,117)	—
NET EXPENSES	946,693	767,901	253,312	120,160

NET INVESTMENT INCOME	2,717,173	929,342	315,535	52,438

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	687,774	106,222	1,260,197	64,481
Investments	(10,908,931)	(13,927,294)	(6,681,464)	(2,671,628)
Foreign currency transactions	(214,114)	—	5	(141)
	(10,435,271)	(13,821,072)	(5,421,262)	(2,607,288)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,237,825)	(5,117,127)	1,738,275	3,727,990
Foreign currency translations	(3,622)	—	(19)	4
	(3,241,447)	(5,117,127)	1,738,256	3,727,994

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(13,676,718)	(18,938,199)	(3,683,006)	1,120,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,959,545)	$(18,008,857)	$(3,367,471)	$1,173,144

*	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
FROM OPERATIONS
Net investment income	$2,334,308	$2,758,181
Net realized gain (loss) on investments and foreign currency transactions	(6,093,691)	20,956,535
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,769,531)	1,676,880
Net increase (decrease) in net assets resulting from operations	(12,528,914)	25,391,596

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(12,383,320)	(2,405,165)
Net decrease in net assets resulting from distributions to shareholders	(12,383,320)	(2,405,165)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,488,819	16,826,653
Cost of shares redeemed	—	(22,942,204)
Transaction fees (Note 5)	4,500	5,000
Net increase (decrease) in net assets resulting from shares of beneficial interest	24,493,319	(6,110,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(418,915)	16,875,880

NET ASSETS
Beginning of Year	137,328,866	120,452,986
End of Year	$136,909,951	$137,328,866

SHARE ACTIVITY
Shares Sold	700,000	450,000
Shares Redeemed	—	(650,000)
Net increase (decrease) in shares of beneficial interest outstanding	700,000	(200,000)

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
FROM OPERATIONS
Net investment income	$1,400,881	$1,232,021
Net realized gain on investments and foreign currency transactions	1,236,445	29,850,226
Net change in unrealized depreciation on investments and foreign currency translations	(5,788,104)	(4,504,325)
Net increase (decrease) in net assets resulting from operations	(3,150,778)	26,577,922

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	(226,508)	—
From distributable earnings:	(11,493,232)	(1,008,145)
Net decrease in net assets resulting from distributions to shareholders	(11,719,740)	(1,008,145)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	41,691,699	23,410,418
Cost of shares redeemed	(26,373,245)	(10,314,230)
Transaction fees (Note 5)	7,000	4,000
Net increase in net assets resulting from shares of beneficial interest	15,325,454	13,100,188

TOTAL INCREASE IN NET ASSETS	454,936	38,669,965

NET ASSETS
Beginning of Year	124,657,838	85,987,873
End of Year	$125,112,774	$124,657,838

SHARE ACTIVITY
Shares Sold	1,350,000	650,000
Shares Redeemed	(850,000)	(300,000)
Net increase in shares of beneficial interest outstanding	500,000	350,000

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
FROM OPERATIONS
Net investment income	$3,692,253	$1,997,066
Net realized gain (loss) on investments	(15,966,437)	3,197,394
Net change in unrealized depreciation on investments	(11,760,519)	(7,460,826)
Net decrease in net assets resulting from operations	(24,034,703)	(2,266,366)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(4,205,140)	(2,091,010)
Net decrease in net assets resulting from distributions to shareholders	(4,205,140)	(2,091,010)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	81,092,592	118,021,775
Cost of shares redeemed	(68,069,358)	(42,275,130)
Transaction fees (Note 5)	4,500	6,750
Net increase in net assets resulting from shares of beneficial interest	13,027,734	75,753,395

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,212,109)	71,396,019

NET ASSETS
Beginning of Year	238,224,690	166,828,671
End of Year	$223,012,581	$238,224,690

SHARE ACTIVITY
Shares Sold	3,400,000	4,500,000
Shares Redeemed	(2,900,000)	(1,600,000)
Net increase in shares of beneficial interest outstanding	500,000	2,900,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
FROM OPERATIONS
Net investment income	$2,977,673	$2,395,648
Net realized gain (loss) on investments	(19,522,688)	53,803,970
Net change in unrealized depreciation on investments	(32,276,314)	(9,930,520)
Net increase (decrease) in net assets resulting from operations	(48,821,329)	46,269,098

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(47,948,095)	(3,163,725)
Net decrease in net assets resulting from distributions to shareholders	(47,948,095)	(3,163,725)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	135,768,391	126,510,363
Cost of shares redeemed	(57,439,730)	(22,987,934)
Transaction fees (Note 5)	17,250	13,250
Net increase in net assets resulting from shares of beneficial interest	78,345,911	103,535,679

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,423,513)	146,641,052

NET ASSETS
Beginning of Year	295,961,534	149,320,482
End of Year	$277,538,021	$295,961,534

SHARE ACTIVITY
Shares Sold	3,850,000	3,100,000
Shares Redeemed	(1,800,000)	(550,000)
Net increase in shares of beneficial interest outstanding	2,050,000	2,550,000

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
FROM OPERATIONS
Net investment income	$2,717,173	$2,310,590
Net realized gain (loss) on investments and foreign currency transactions	(10,435,271)	18,893,284
Net change in unrealized depreciation on investments and foreign currency translations	(3,241,447)	(8,512,922)
Net increase (decrease) in net assets resulting from operations	(10,959,545)	12,690,952

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(15,197,630)	(2,312,460)
Net decrease in net assets resulting from distributions to shareholders	(15,197,630)	(2,312,460)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	61,144,967	38,749,118
Cost of shares redeemed	(5,175,616)	(16,028,210)
Transaction fees (Note 5)	8,000	7,500
Net increase in net assets resulting from shares of beneficial interest	55,977,351	22,728,408

TOTAL INCREASE IN NET ASSETS	29,820,176	33,106,900

NET ASSETS
Beginning of Year	111,008,695	77,901,795
End of Year	$140,828,871	$111,008,695

SHARE ACTIVITY
Shares Sold	2,200,000	1,150,000
Shares Redeemed	(150,000)	(500,000)
Net increase in shares of beneficial interest outstanding	2,050,000	650,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
FROM OPERATIONS
Net investment income	$929,342	$642,124
Net realized gain (loss) on investments	(13,821,072)	11,271,049
Net change in unrealized appreciation (depreciation) on investments	(5,117,127)	4,294,080
Net increase (decrease) in net assets resulting from operations	(18,008,857)	16,207,253

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(10,101,833)	(3,641,975)
Net decrease in net assets resulting from distributions to shareholders	(10,101,833)	(3,641,975)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	32,986,481	29,948,906
Cost of shares redeemed	(8,975,358)	(4,250,027)
Transaction fees (Note 5)	9,250	7,750
Net increase in net assets resulting from shares of beneficial interest	24,020,373	25,706,629

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,090,317)	38,271,907

NET ASSETS
Beginning of Year	109,824,205	71,552,298
End of Year	$105,733,888	$109,824,205

SHARE ACTIVITY
Shares Sold	1,250,000	1,075,000
Shares Redeemed	(375,000)	(150,000)
Net increase in shares of beneficial interest outstanding	875,000	925,000

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2022	November 30, 2021 (a)
FROM OPERATIONS
Net investment income	$315,535	$108,082
Net realized gain (loss) on investments and foreign currency transactions	(5,421,262)	3,906,784
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,738,256	(335,449)
Net increase (decrease) in net assets resulting from operations	(3,367,471)	3,679,417

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,890,822)	(58,050)
Net decrease in net assets resulting from distributions to shareholders	(1,890,822)	(58,050)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	25,843,038	59,461,608
Cost of shares redeemed	(24,250,314)	(19,147,396)
Transaction fees (Note 5)	4,000	8,250
Net increase in net assets resulting from shares of beneficial interest	1,596,724	40,322,462

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,661,569)	43,943,829

NET ASSETS
Beginning of Period	43,943,829	—
End of Period	$40,282,260	$43,943,829

SHARE ACTIVITY
Shares Sold	1,100,000	2,125,000
Shares Redeemed	(925,000)	(625,000)
Net increase in shares of beneficial interest outstanding	175,000	1,500,000

(a)	The Inspire Faithward Mid Cap Momentum ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2022 (a)
FROM OPERATIONS
Net investment income	$52,438
Net realized loss on investments	(2,607,288)
Net change in unrealized appreciation on investments	3,727,994
Net increase in net assets resulting from operations	1,173,144

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(33,425)
Net decrease in net assets resulting from distributions to shareholders	(33,425)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	46,975,373
Cost of shares redeemed	(1,202,044)
Transaction fees (Note 5)	2,250
Net increase in net assets resulting from shares of beneficial interest	45,775,579

TOTAL INCREASE IN NET ASSETS	46,915,298

NET ASSETS
Beginning of Period	—
End of Period	$46,915,298

SHARE ACTIVITY
Shares Sold	1,850,000
Shares Redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	1,800,000

(a)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2022		November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018
Net asset value, beginning of year	$38.68		$32.12	$29.21	$26.20		$27.86
Activity from investment operations:
Net investment income (1)	0.57		0.78	0.50	0.67		0.48
Net realized and unrealized gain (loss) on investments	(3.62)		6.46	2.96	3.08		(1.49)
Total from investment operations	(3.05)		7.24	3.46	3.75		(1.01)
Less distributions from:
Net investment income	(0.52)		(0.68)	(0.52)	(0.58)		(0.49)
Net realized gains	(2.90)		—	(0.03)	(0.16)		(0.16)
Total distributions	(3.42)		(0.68)	(0.55)	(0.74)		(0.65)
Net asset value, end of year	$32.21		$38.68	$32.12	$29.21		$26.20
Total return (3)	(8.59)%		22.63%	12.35%	14.60%		(3.74)%
Net assets, at end of year (000s)	$136,910		$137,329	$120,453	$160,673		$87,770
Ratio of gross expenses to average net assets	0.61	% (5)	0.49%	0.61%	0.52	% (5)	0.62%
Ratio of net expenses to average net assets	0.61	% (4)	0.49%	0.61%	0.54	% (4)	0.62%
Ratio of net investment income to average net assets	1.74%		2.08%	1.82%	2.42%		1.71%
Portfolio Turnover Rate (2)	51%		94%	36%	22%		22%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	November 30, 2022	November 30, 2021		November 30, 2020		November 30, 2019	November 30, 2018
Net asset value, beginning of year	$36.13	$27.74		$27.56		$26.73	$26.82
Activity from investment operations:
Net investment income (1)	0.38	0.38		0.37		0.32	0.30
Net realized and unrealized gain (loss) on investments	(1.46)	8.32		0.13	(4)	1.29	0.20 (4)
Total from investment operations	(1.08)	8.70		0.50		1.61	0.50
Less distributions from:
Net investment income	(0.32)	(0.31)		(0.31)		(0.22)	(0.21)
Net realized gains	(3.00)	—		(0.01)		(0.56)	(0.38)
Return of capital	(0.06)	—		—		—	—
Total distributions	(3.38)	(0.31)		(0.32)		(0.78)	(0.59)
Net asset value, end of year	$31.67	$36.13		$27.74		$27.56	$26.73
Total return (3)	(3.34)%	31.44%		2.12%		6.42%	1.89%
Net assets, at end of year (000s)	$125,113	$124,658		$85,988		$99,226	$50,788
Ratio of gross expenses to average net assets	0.54%	0.48	% (6)	0.57	% (6)	0.64%	0.71%
Ratio of net expenses to average net assets	0.54%	0.52	% (5)	0.60	% (5)	0.60%	0.62%
Ratio of net investment income to average net assets	1.21%	1.08%		1.53%		1.24%	1.07%
Portfolio Turnover Rate (2)	43%	168%		92%		42%	24%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018
Net asset value, beginning of year	$25.89	$26.48	$25.69	$24.18	$24.95
Activity from investment operations:
Net investment income (1)	0.37	0.27	0.45	0.64	0.56
Net realized and unrealized gain (loss) on investments	(2.85)	(0.57)	0.86	1.49	(0.81)
Total from investment operations	(2.48)	(0.30)	1.31	2.13	(0.25)
Less distributions from:
Net investment income	(0.35)	(0.29)	(0.44)	(0.62)	(0.52)
Net realized gains	(0.07)	—	(0.08)	—	(0.00	) (6)
Total distributions	(0.42)	(0.29)	(0.52)	(0.62)	(0.52)
Net asset value, end of year	$22.99	$25.89	$26.48	$25.69	$24.18
Total return (3)	(9.64)%	(1.15)%	5.16%	8.91%	(0.99)%
Net assets, at end of year (000s)	$223,013	$238,225	$166,829	$138,723	$58,031
Ratio of gross expenses to average net assets	0.45%	0.44%	0.49%	0.50% (5)	0.68%
Ratio of net expenses to average net assets	0.45%	0.44%	0.49%	0.58% (4)	0.62%
Ratio of net investment income to average net assets	1.56%	1.04%	1.75%	2.52%	2.27%
Portfolio Turnover Rate (2)	47%	126%	35%	18%	5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(6)	Represents less than $0.005.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018
Net asset value, beginning of year	$44.17	$35.98	$29.52	$26.06	$25.69
Activity from investment operations:
Net investment income (1)	0.35	0.43	0.41	0.43	0.61
Net realized and unrealized gain (loss) on investments	(5.81)	8.39	6.43	3.35	0.19 (4)
Total from investment operations	(5.46)	8.82	6.84	3.78	0.80
Less distributions from:
Net investment income	(0.33)	(0.43)	(0.38)	(0.31)	(0.42)
Net realized gains	(6.66)	(0.20)	—	(0.01)	—
Return of capital	—	—	—	—	(0.01)
Total distributions	(6.99)	(0.63)	(0.38)	(0.32)	(0.43)
Net asset value, end of year	$31.72	$44.17	$35.98	$29.52	$26.06
Total return (3)	(14.69)%	24.79%	23.50%	14.64%	3.09%
Net assets, at end of year (000s)	$277,538	$295,962	$149,320	$92,986	$39,085
Ratio of gross expenses to average net assets (5)	0.45%	0.42%	0.48%	0.57%	0.84%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.05%	1.04%	1.31%	1.59%	2.27%
Portfolio Turnover Rate (2)	28%	100%	60%	23%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$33.64	$29.40	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.61	0.81	0.36	(0.05)
Net realized and unrealized gain (loss) on investments	(3.36)	4.22	2.81	1.56
Total from investment operations	(2.75)	5.03	3.17	1.51
Less distributions from:
Net investment income	(0.60)	(0.79)	(0.28)	—
Net realized gains	(3.97)	—	—	—
Total distributions	(4.57)	(0.79)	(0.28)	—
Net asset value, end of period	$26.32	$33.64	$29.40	$26.51
Total return (4)	(9.32)%	17.11%	12.29%	6.04	% (6)
Net assets, at end of period (000s)	$140,829	$111,009	$77,902	$11,930
Ratio of net expenses to average net assets (5)	0.80%	0.69%	0.94%	2.44%
Ratio of net investment income (loss) to average net assets (5)	2.29%	2.38%	1.44%	(1.16)%
Portfolio Turnover Rate (3)	61%	106%	27%	0	% (6)

(1)	The Inspire International ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year or Period Presented

	Year Ended	Year Ended	Period Ended
	November 30, 2022	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$30.09	$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.21	0.20	0.08
Net realized and unrealized gain (loss) on investments	(4.22)	4.93	1.21
Total from investment operations	(4.01)	5.13	1.29
Less distributions from:
Net investment income	(0.11)	(0.25)	(0.03)
Net realized gains	(2.60)	(1.05)	—
Total distributions	(2.71)	(1.30)	(0.03)
Net asset value, end of period	$23.37	$30.09	$26.26
Total return (4)	(14.63)%	20.49%	5.18	% (6)
Net assets, at end of period (000s)	$105,734	$109,824	$71,552
Ratio of net expenses to average net assets (5)	0.69%	0.69%	0.80%
Ratio of net investment income to average net assets (5)	0.84%	0.70%	0.81%
Portfolio Turnover Rate (3)	469%	114%	282	% (6)

(1)	The Inspire Tactical Balanced ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Year Ended	Period Ended
	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$29.30	$25.00
Activity from investment operations:
Net investment income (2)	0.28	0.08
Net realized and unrealized gain (loss) on investments	(4.21)	4.26
Total from investment operations	(3.93)	4.34
Less distributions from:
Net investment income	(0.24)	(0.04)
Net realized gains	(1.08)	—
Total distributions	(1.32)	(0.04)
Net asset value, end of period	$24.05	$29.30
Total return (4)	(13.89)%	17.35	% (6)
Net assets, at end of period (000s)	$40,282	$43,944
Ratio of gross expenses to average net assets (5)	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.95%	1.02%
Ratio of net investment income to average net assets (5)	1.18%	0.27%
Portfolio Turnover Rate (3)	95%	270	% (6)

(1)	The Inspire Faithward Mid Cap Momentum ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Year Ended
	November 30, 2022 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain on investments	1.05
Total from investment operations	1.08
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$26.06
Total return (4)	4.33	% (6)
Net assets, at end of period (000s)	$46,915
Ratio of net expenses to average net assets (5)	1.09%
Ratio of net investment income to average net assets (5)	0.48%
Portfolio Turnover Rate (3)	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS

November 30, 2022

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Tactical Balanced ETF (“RISN”), Inspire Faithward Mid Cap Momentum ETF (“GLRY”), and Inspire Fidelis Multi Factor ETF (“FDLS”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results (before fees and expenses) of the broader U.S. midcap stock market when Momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) . These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate Inspire Impact Score factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2022 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$134,246,178	$1,102,416	$—	$135,348,594
Collateral For Securities Loaned	944,652	—	—	944,652
Total	$135,190,830	$1,102,416	$—	$136,293,246

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$124,066,873	$—	$—	$124,066,873
Collateral For Securities Loaned	955,613	—	—	955,613
Total	$125,022,486	$—	$—	$125,022,486

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$220,367,926	$—	$220,367,926
Total	$—	$220,367,926	$—	$220,367,926

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$277,158,024	$—	$—	$277,158,024
Total	$277,158,024	$—	$—	$277,158,024

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$137,873,510	$2,324,909	$—	$140,198,419
Collateral For Securities Loaned	588,390	—	—	588,390
Total	$138,461,900	$2,324,909	$—	$140,786,809

RISN
Common Stocks	$5,894,821	$—	$—	$5,894,821
Exchange Traded Funds	98,946,024	—	—	98,946,024
Total	$104,840,845	$—	$—	$104,840,845

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$39,633,714	$—	$—	$39,633,714
Total	$39,633,714	$—	$—	$39,633,714

FDLS
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$45,974,380	$—	$—	$45,974,380
Total	$45,974,380	$—	$—	$45,974,380

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY and FDLS and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature,

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s November 30, 2022 year-end tax return. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year or period ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$67,736,999	$75,000,522
ISMD	$49,649,061	$57,173,078
IBD	$115,321,567	$107,941,660
BIBL	$80,932,206	$127,591,091
WWJD	$75,362,830	$71,225,985
RISN	$516,643,450	$523,451,688
GLRY	$25,829,344	$27,200,324
FDLS	$25,644,579	$26,222,722

For the year or period ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$21,581,386	$—
ISMD	$39,903,402	$26,233,105
IBD	$78,680,719	$65,821,057
BIBL	$138,426,219	$57,086,532
WWJD	$56,223,824	$4,396,822
RISN	$29,963,515	$8,310,208
GLRY	$25,500,897	$24,281,759
FDLS	$46,625,074	$1,193,393

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged SevenOneSeven Capital Management, LTD as the sub-adviser (the “Sub-Adviser”) to manage the assets of GLRY. The Sub-Advisor is paid by the Advisor, not the Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year or period ended November 30, 2022, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$402,577
ISMD	0.30%	$345,969
IBD	0.30%	$709,037
BIBL	0.30%	$853,271
WWJD	0.45%	$532,835
RISN	0.50%	$554,868
GLRY	0.65%	$173,966
FDLS	0.45%	$49,119

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.52%, 0.35% and 0.80% of average daily net assets for BLES, BIBL and GLRY, respectively. Effective April 1, 2022, the BLES, ISMD and WWJD do not have a Waiver Agreement in place. BLES, ISMD, IBD, WWJD, RISN and FDLS currently do not have a Waiver Agreement in place.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

reimbursements for the Fund shall be suspended. For the year or period ended November 30, 2022, the Adviser waived fees and/or reimbursed expenses in the amount of $3,420, $279,811, and $88,117 for BLES, BIBL, and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

Ticker	11/30/2023	11/30/2024	11/30/2025
BLES	$—	$—	$3,420
BIBL	$133,196	$168,196	$279,811
GLRY	$—	$—	$88,117

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY and FDLS. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	2.00%
FDLS	$250	0.00%

*	The maximum Transaction Fee may be up to 2.00% as a percentage of the amount invested.

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2022, and November 30, 2021, was as follows:

For the period ended November 30, 2022:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$4,957,965	$7,425,355	$—	$12,383,320
Inspire Small/Mid Cap Impact ETF	11,493,232	—	226,508	11,719,740
Inspire Corporate Bond Impact ETF	3,574,103	631,037	—	4,205,140
Inspire 100 ETF	13,552,964	34,395,131	—	47,948,095
Inspire International ETF	5,448,753	9,748,877	—	15,197,630
Inspire Tactical Balanced ETF	9,905,373	196,460	—	10,101,833
Inspire Faithward Mid Cap Momentum ETF	1,890,822	—	—	1,890,822
Inspire Fidelis Multi Factor ETF	33,425	—	—	33,425

For the period ended November 30, 2021:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,405,165	$—	$—	$2,405,165
Inspire Small/Mid Cap Impact ETF	1,008,145	—	—	1,008,145
Inspire Corporate Bond Impact ETF	2,091,010	—	—	2,091,010
Inspire 100 ETF	3,163,725	—	—	3,163,725
Inspire International ETF *	2,505,170	—	—	2,505,170
Inspire Tactical Balanced ETF	3,640,613	1,362	—	3,641,975
Inspire Faithward Mid Cap Momentum ETF	58,050	—	—	58,050
Inspire Fidelis Multi Factor ETF	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $192,710 for fiscal year ended November 30, 2021, for Inspire International ETF, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Inspire Global Hope ETF	$114,250	$—	$—	$(5,858,856)	$—	$7,170,000	$1,425,394
Inspire Small/Mid Cap Impact ETF	—	—	—	(961,753)	—	1,189,016	227,263
Inspire Corporate Bond Impact ETF	167,932	—	—	(12,139,799)	—	(14,314,374)	(26,286,241)
Inspire 100 ETF	—	—	—	(26,493,350)	—	(16,640,177)	(43,133,527)
Inspire International ETF	79,979	—	—	(10,793,991)	—	(334,643)	(11,048,655)
Inspire Tactical Balanced ETF	585,694	—	—	(13,982,031)	—	822,848	(12,573,489)
Inspire Faithward Mid Cap Momentum ETF	49,609	—	(546,233)	(6,113,422)	—	1,403,390	(5,206,656)
Inspire Fidelis Multi Factor ETF	46,146	—	—	(2,651,006)	—	3,710,770	1,105,910

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, passive foreign investment companies, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Inspire Global Hope ETF	$—
Inspire Small/Mid Cap Impact ETF	—
Inspire Corporate Bond Impact ETF	—
Inspire 100 ETF	—
Inspire International ETF	—
Inspire Tactical Balanced ETF	—
Inspire Faithward Mid Cap Momentum ETF	546,233
Inspire Fidelis Multi Factor ETF	—

At November 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Inspire Global Hope ETF	$3,909,697	$1,949,159	$5,858,856
Inspire Small/Mid Cap Impact ETF	—	961,753	961,753
Inspire Corporate Bond Impact ETF	4,223,831	7,915,968	12,139,799
Inspire 100 ETF	16,563,119	9,930,231	26,493,350
Inspire International ETF	6,646,268	4,147,723	10,793,991
Inspire Tactical Balanced ETF	13,982,031	—	13,982,031
Inspire Faithward Mid Cap Momentum ETF	4,724,490	1,388,932	6,113,422
Inspire Fidelis Multi Factor ETF	2,651,006	—	2,651,006

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2022, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$181	$(181)
Inspire Small/Mid Cap Impact ETF	2,904,386	(2,904,386)
Inspire Corporate Bond Impact ETF	(3,768,328)	3,768,328
Inspire 100 ETF	8,988,019	(8,988,019)
Inspire International ETF	687,774	(687,774)
Inspire Tactical Balanced ETF	62,415	(62,415)
Inspire Faithward Mid Cap Momentum ETF	1,257,767	(1,257,767)
Inspire Fidelis Multi Factor ETF	33,809	(33,809)

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$129,114,266	$19,052,905	$(11,873,925)	$7,178,980
Inspire Small/Mid Cap Impact ETF	123,833,470	13,757,113	(12,568,097)	1,189,016
Inspire Corporate Bond Impact ETF	234,682,300	1,178,131	(15,492,505)	(14,314,374)
Inspire 100 ETF	293,798,201	23,692,457	(40,332,634)	(16,640,177)
Inspire International ETF	141,112,046	10,735,321	(11,060,558)	(325,237)
Inspire Tactical Balanced ETF	104,017,997	1,194,725	(371,877)	822,848
Inspire Faithward Mid Cap Momentum ETF	38,230,291	2,181,030	(777,607)	1,403,423
Inspire Fidelis Multi Factor ETF	42,263,614	4,718,244	(1,007,478)	3,710,766

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of November 30, 2022, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were over collateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$883,352	$944,652
ISMD	933,413	955,613
WWJD	545,387	588,390

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of November 30, 2022:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
ETF	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Received	Net Amount
BLES Securities Lending	$944,652	$—	$944,652	$—	$944,652	$—
ISMD Securities Lending	$955,613	$—	$955,613	$—	$955,613	$—
WWJD Securities Lending	$588,390	$—	$588,390	$—	$588,390	$—

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2022, the collateral consisted of institutional government money market funds.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

RISN currently invests a significant portion of its assets in the iShares Treasury Floating Rate Bond ETF (“TFLO”) and WisdomTree Floating Rate Treasury Fund (“USFR”). RISN may redeem its investments in TFLO and USFR at any time if the Adviser determines that it is in the best interest of RISN and its shareholders to do so. RISN’s performance will be directly affected by the performance of TFLO and USFR. The financial statements for TFLO and USFR, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the RISN’s financial statements. As of November 30, 2022, TFLO and USFR comprise 46.87% and 46.71% of RISN’s net assets, respectively.

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provided optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates. ASU 2020-04 was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022.

The Inspire ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after November 30, 2022:

Ticker	Dividend Per Share	Ex Date	Record Date	Payable Date
BLES	$0.0534	12/14/2022	12/15/2022	12/20/2022
ISMD	$0.0239	12/14/2022	12/15/2022	12/20/2022
IBD	$0.0803	12/14/2022	12/15/2022	12/20/2022
BIBL	$0.0567	12/14/2022	12/15/2022	12/20/2022
WWJD	$0.0231	12/14/2022	12/15/2022	12/20/2022
RISN	$0.2310	12/14/2022	12/15/2022	12/20/2022
GLRY	$0.0541	12/14/2022	12/15/2022	12/20/2022
FDLS	$0.0567	12/14/2022	12/15/2022	12/20/2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV and the Shareholders of Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Faithward Mid Cap Momentum ETF, and Inspire Fidelis Multi Factor ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF (formerly known as Inspire International ESG ETF), Inspire Tactical Balanced ETF (formerly known as Inspire Tactical Balanced ESG ETF), Inspire Faithward Mid Cap Momentum ETF (formerly known as Inspire Faithward Mid Cap Momentum ESG ETF), and Inspire Fidelis Multi Factor ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the schedules of investments, as of November 30, 2022, and the related statements of operations, statements of changes in net assets, and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2022, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations, Statements of Changes, and Financial Highlights Presented
Inspire Global Hope ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended
Inspire Small/Mid Cap ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended
Inspire Corporate Bond ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended
Inspire 100 ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended
Inspire International ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2022 and the financial highlights for each of the years in the three-year period ended November 30, 2022 and for the period from September 30, 2019 (commencement of operations) to November 30, 2019
Inspire Tactical Balanced ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets and the financial highlights for each of the years in the two-year period ended November 30, 2022 and the financial highlights for the period from July 15, 2020 (commencement of operations) to November 30, 2020
Inspire Faithward Mid Cap Momentum ETF	The statement of operations for the year ended November 30, 2022, the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 7, 2020 (commencement of operations) to November 30, 2021
Inspire Fidelis Multi Factor ETF	The statement of operations, the statement of changes in net assets and the financial highlights for the period from August 23, 2022 (commencement of operations) to November 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania

January 27, 2023

The Inspire ETFs

EXPENSE EXAMPLES (Unaudited)

November 30, 2022

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 through November 30, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	6/1/2022	11/30/2022	6/1/22 - 11/30/2022	6/1/22 - 11/30/2022
BLES	$1,000.00	$974.10	$3.77	0.76%
ISMD	$1,000.00	$1,020.30	$2.52	0.50%
IBD	$1,000.00	$974.90	$2.39	0.48%
BIBL	$1,000.00	$985.60	$1.74	0.35%
WWJD	$1,000.00	$957.80	$4.48	0.91%
RISN	$1,000.00	$965.50	$3.39	0.69%
GLRY	$1,000.00	$1,046.10	$4.86	0.95%
FDLS ***	$1,000.00	$1,042.90	$3.02	1.09%

The Inspire ETFs

EXPENSE EXAMPLES (Unaudited)(Continued)

November 30, 2022

	Beginning	Ending	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	6/1/2022	11/30/2022	6/1/22 - 11/30/2022	6/1/22 - 11/30/2022
BLES	$1,000.00	$1,021.25	$3.86	0.76%
ISMD	$1,000.00	$1,022.57	$2.52	0.50%
IBD	$1,000.00	$1,022.65	$2.45	0.48%
BIBL	$1,000.00	$1,023.31	$1.78	0.35%
WWJD	$1,000.00	$1,020.49	$4.63	0.91%
RISN	$1,000.00	$1,021.62	$3.48	0.69%
GLRY	$1,000.00	$1,020.32	$4.80	0.95%
FDLS ***	$1,000.00	$1,010.61	$2.97	1.09%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one -half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

***	FDLS commenced operations on August 23, 2022 therefore its “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (99) divided by the number of days in the fiscal year (365).

The Inspire ETFs

SUPPLEMENTAL INFORMATION

(Unaudited) November 30, 2022

Approval of the Investment Advisory Agreement with Inspire Investing, LLC

In connection with meetings of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 25, 2022 and August 11, 2022, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to Inspire Fidelis Multi Factor ETF (“Inspire FE”). In considering the approval of the Inspire Advisory Agreement, the Board received materials specifically relating to the Inspire Advisory Agreement in advance of their meetings.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, including a peer group for Inspire FE that were independently sourced by Broadridge Financial Solutions, Inc. (“Broadridge”) and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that Inspire had approximately $1.9 billion in assets under management and had been in operation since August 2015. The Board further noted that Inspire currently advises five index Biblically Responsible Investing ETFs in the Trust and noted the portfolio management teams experience in managing those ETFs using its proprietary selection methodology, Inspire Impact Score©. The Board noted Inspire’s use of an index provider and Inspire’s oversight. The Board reviewed Inspire’s practices for monitoring compliance as set forth in the investment adviser questionnaire response. The Trust CCO noted the adequacy of Inspire’s compliance program. The Board observed that Inspire selected broker/dealers on the basis of best execution. The Board noted that Inspire monitors daily trading on the listing exchange by, among other means, using a third-party data and analysis provider. After further discussion, the Board concluded that Inspire has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board recognized that Inspire FE has not yet begun operations and has no prior investment performance.

Fees and Expenses. The Board discussed the report prepared by Broadridge and reviewed the report prepared by Broadridge regarding Inspire FE’s fees and expenses. The Board discussed that the proposed advisory fee of 0.45% was higher than the Broadridge peer group average of 0.38% but included the costs associated with offering a fund utilizing a third party index provider. They further noted that the Inspire FE’s net expense ratio was higher than its peer group average and Morningstar category average, but noted Inspire’s assertion of the index licensing fee. After further discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Inspire and considered whether the level of anticipated profit was reasonable. They noted Inspire anticipated realizing a profit in connection with its relationship with Inspire FE, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue. The Board concluded, after further discussion, that excessive profit was not a concern at this time.

The Inspire ETFs

SUPPLEMENTAL INFORMATION

(Unaudited)(Continued) November 30, 2022

Economies of Scale. The Board noted that economies of scale was not an issue at this time as Inspire FE had not yet launched. The Board noted that consideration of economies of scale would be revisited to the extent assets of Inspire FE grow significantly.

Conclusion. Having requested and received such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Inspire Advisory Agreement is in the best interests of Inspire FE and its future shareholders.

The Inspire ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2022

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees * **

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017);
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/22 – NLFT IV_v1

The Inspire ETFs

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2022

Officers

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager, Legal Administration) (2018- 2022, Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30, 2022, the Trust was comprised of 30 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-658-9473.

11/30/22 – NLFT IV_v1

The Inspire ETFs

Additional Information (Unaudited)

November 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended November 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER

Inspire Investing, LLC

3597 E Monarch Sky Lane, Suite 330

Meridian, ID 83646

INVESTMENT SUB-ADVISER

Seven One Seven Capital Management LTD

1755 Oregon Pike

Lancaster, PA 17601

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

INSPIRE-A22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 – $99,200

2021 – $96,000

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 – $24,800

2021 – $24,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

 2022     2021

Audit-Related Fees:        0.00%  0.00%

Tax Fees:                       0.00%  0.00%

All Other Fees:               0.00%  0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $24,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/23